UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 07755

Nuveen Multistate Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: February 28

Date of reporting period: November 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.8%

$275	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Third Tier Series 2001C, 9.750%, 1/01/26	7/13 at 100.00	N/R	$276,097

1,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured	1/16 at 100.00	CCC	647,750

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37 (4)	12/17 at 100.00	N/R	453,170

500	Morongo Band of Mission Indians, California, Enterprise Revenue Bonds, Series 2008B, 6.500%, 3/01/28	3/18 at 100.00	N/R	535,415

170	Norfolk Economic Development Authority, Virginia, Empowerment Zone Facility Revenue Bonds, BBL Old Dominion University LLC Project Revenue Bonds, Series 2006B, 5.625%, 11/01/15 (Alternative Minimum Tax)	No Opt. Call	N/R	159,115
2,945	Total Consumer Discretionary			2,071,547
	Consumer Staples – 4.0%

1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 5.000%, 6/01/47	6/17 at 100.00	BB	825,130

50	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.250%, 6/01/45	6/15 at 100.00	B–	44,213

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
1,000	4.500%, 6/01/27	6/17 at 100.00	B–	923,560
3,250	5.000%, 6/01/33	6/17 at 100.00	B–	2,918,988
1,845	5.750%, 6/01/47	6/17 at 100.00	B–	1,722,437
1,420	5.125%, 6/01/47	6/17 at 100.00	B–	1,200,212

1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	BB–	894,200

	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A:
1,000	5.000%, 6/01/37	6/14 at 100.00	BB+	871,330
2,000	5.125%, 6/01/46	6/14 at 100.00	B+	1,695,600
12,565	Total Consumer Staples			11,095,670
	Education and Civic Organizations – 8.7%

2,000	California Educational Facilities Authority, Revenue Bonds, California College of the Arts, Series 2005, 5.000%, 6/01/35	6/15 at 100.00	BBB–	2,049,100

1,065	California Educational Facilities Authority, Revenue Bonds, Dominican University, Series 2006, 5.000%, 12/01/36	12/16 at 100.00	Baa3	1,103,638

75	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2005A, 5.000%, 10/01/35	10/15 at 100.00	A3	78,890

1,250	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Tender Option Bond Trust 3144, 18.313%, 10/01/16 (IF)	No Opt. Call	Aa1	2,182,800

100	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006, 5.000%, 11/01/36	11/15 at 100.00	A2	105,219

	California Educational Facilities Authority, Revenue Bonds, Woodbury University, Series 2006:
1,165	5.000%, 1/01/30	1/15 at 100.00	Baa3	1,186,657
500	5.000%, 1/01/36	1/15 at 100.00	Baa3	507,590

1,000	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Rocketship 7 – Alma Academy Elementary School, Series 2012A, 6.250%, 6/01/43	12/21 at 101.00	N/R	1,024,450

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)

$665	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A, 5.000%, 8/01/32 (WI/DD, Settling 12/06/12)	No Opt. Call	BB+	$672,581

1,000	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Education Foundation Project, Series 2006A, 5.250%, 6/01/36	6/16 at 100.00	BB–	952,060

1,335	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A, 7.000%, 10/01/39	10/18 at 100.00	N/R	1,348,150

300	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A, 6.625%, 1/01/32	1/22 at 100.00	N/R	321,867

1,500	California Municipal Finance Authority, Revenue Refunding Bonds, Biola University, Series 2008A, 5.875%, 10/01/34	4/18 at 100.00	Baa1	1,651,785

1,000	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning Corporation, Series 2012A, 7.000%, 6/01/47	6/20 at 102.00	N/R	1,023,660

1,000	California Statewide Communities Development Authority, Charter School Revenue Bonds – Albert Einstein Academy for Letters, Arts, & Sciences Charter School Series 2012, 6.000%, 11/01/32	No Opt. Call	N/R	1,014,120

1,000	California Statewide Communitities Development Authority, Charter School Revenue Bonds, Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41	12/21 at 100.00	N/R	1,168,160

750	California Statewide Communitities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB	861,533

815	California Statewide Community Development Authority, Charter School Revenue Bonds, Rocklin Academy Charter, Series 2011A, 8.250%, 6/01/41	6/21 at 100.00	BB+	969,866

500	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2007A, 5.500%, 11/01/38	11/17 at 102.00	N/R	540,235

2,135	California Statewide Community Development Authority, Revenue Bonds, Drew School, Series 2007, 5.300%, 10/01/37	10/15 at 102.00	N/R	2,187,841

200	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006, 5.000%, 11/01/29	11/16 at 100.00	N/R	201,476

390	California Statewide Community Development Authority, Revenue Bonds, Montessori in Redlands School, Series 2007A, 5.125%, 12/01/36	12/16 at 100.00	N/R	352,845

200	Hawaii Department of Budget and Finance, Private School Revenue Bonds, Montessori of Maui, Series 2007, 5.500%, 1/01/37	2/17 at 100.00	N/R	197,102

600	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk Education Foundation, Series 2007A, 5.450%, 8/15/36	2/13 at 100.00	N/R	561,360

100	Pima County Industrial Development Authority, Arizona, Choice Education and Development Charter School Revenue Bonds, Series 2006, 6.375%, 6/01/36	6/16 at 100.00	N/R	102,418

65	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Paradise Education Center Charter School, Series 2006, 6.000%, 6/01/36	6/16 at 100.00	BBB–	66,729

385	Pingree Grove Village, Illinois, Charter School Revenue Bonds, Cambridge Lakes Learning Center, Series 2007, 6.000%, 6/01/36	6/16 at 102.00	N/R	358,038

1,060	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006, 5.000%, 9/01/34	9/15 at 102.00	Baa2	1,100,291
22,155	Total Education and Civic Organizations			23,890,461
	Health Care – 10.1%

50	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist Health System/West, Series 2003A, 5.000%, 3/01/33	3/13 at 100.00	A	50,288

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)

$1,220	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2012A, 5.000%, 8/15/51 (UB) (5)	8/22 at 100.00	AA	$1,404,708

695	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Tender Option Bond Trust 4726, 17.700%, 8/15/51 (IF) (5)	8/22 at 100.00	AA	1,115,892

1,000	California Municipal Financing Authority, Certificates of Participation, Community Hospitals of Central California, Series 2007, 5.250%, 2/01/27	2/17 at 100.00	BBB	1,066,690

1,500	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A, 5.125%, 7/15/31	7/17 at 100.00	N/R	1,565,910

490	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008A, 5.500%, 7/01/30	7/17 at 100.00	A	556,380

	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los Angeles, Series 2007:
250	5.000%, 8/15/39 – NPFG Insured	8/17 at 100.00	BBB	263,083
2,500	5.000%, 8/15/47	8/17 at 100.00	BBB+	2,650,775

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
1,000	5.250%, 7/01/24	7/15 at 100.00	BBB	1,050,080
750	5.250%, 7/01/30	7/15 at 100.00	BBB	779,993
515	5.250%, 7/01/35	7/15 at 100.00	BBB	533,530
495	5.000%, 7/01/39	7/15 at 100.00	BBB	507,212

1,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Tender Option Bond Trust 1065, 17.335%, 4/01/42 (IF) (5)	4/22 at 100.00	A+	1,658,490

715	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3048, 18.606%, 11/15/32 (IF)	5/18 at 100.00	AA–	1,170,083

1,285	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3102, 18.786%, 11/15/48 (IF) (5)	5/18 at 100.00	AA–	2,102,877

1,000	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.294%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA–	1,650,480

1,490	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38	12/17 at 100.00	BBB	1,766,753

1,060	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A, 7.000%, 11/01/35	11/20 at 100.00	BB+	1,165,905

1,500	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39	11/19 at 100.00	Baa3	1,729,995

500	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Baa3	551,405

	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
1,000	8.000%, 12/01/26	12/21 at 100.00	BB	1,330,330
500	7.500%, 12/01/41	12/21 at 100.00	BB	631,645

2,500	Tulare Local Health Care District, California, Revenue Bonds, Series 2007, 5.200%, 11/01/32	11/17 at 100.00	BB+	2,457,875

60	Weatherford Hospital Authority, Oklahoma, Sales Tax Revenue Bonds, Series 2006, 6.000%, 5/01/31	5/16 at 103.00	N/R	61,114
23,075	Total Health Care			27,821,493
	Housing/Multifamily – 4.5%

1,400	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010B, 7.250%, 8/15/45	8/20 at 100.00	N/R	1,497,216

295	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012A, 5.500%, 8/15/47	8/22 at 100.00	BBB	317,494

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)

$480	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	A1	$511,421

400	California Municipal Finance Authority, Revenue Bonds, University Students Coop Association, Series 2007, 4.750%, 4/01/27	4/17 at 100.00	BBB–	416,992

120	California Statewide Communities Development Authority, Multifamily Housing Revenue Subordinate Bonds Stanford Arms Seniors Apartments Series 2001-P2, Pass-Through Certificates of Beneficial Ownership, 5.750%, 11/01/34 (Mandatory put 11/01/16) (Alternative Minimum Tax)	11/16 at 100.00	N/R	120,398

1,000	California Statewide Community Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007, 5.625%, 6/01/33	6/17 at 102.00	N/R	1,070,230

350	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds, Magnolia City Lights, Series 1999X, 6.650%, 7/01/39	2/13 at 100.00	N/R	350,200

740	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Augusta Communities Mobile Home Park, Series 2012A, 5.000%, 5/15/39	5/22 at 100.00	A–	787,589

1,000	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San Juan Mobile Estates Project, Series 2006A, 5.125%, 5/15/41	5/16 at 100.00	BBB+	1,029,140

1,250	Richmond, California, Joint Powers Financing Agency Multifamily Housing Revenue Bonds, Westridge Hilltop Apartments, Series 2007, 5.000%, 12/15/33	12/12 at 100.00	Baa2	1,221,338

3,730	San Jose, California, Multifamily Housing Revenue Bonds, Almaden Family Apartments Project, Series 2007B, 4.720%, 11/15/37 (Alternative Minimum Tax)	No Opt. Call	N/R	3,577,967

495	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39	2/13 at 100.00	N/R	495,119

717	Ventura County Area Housing Authority, California, Mira Vista Senior Apartments Project, Junior Subordinate Series 2006C, 6.500%, 12/01/39 (Mandatory put 7/01/16) (Alternative Minimum Tax)	7/16 at 100.00	N/R	705,213

485	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place, Series 2007A, 6.300%, 7/01/37	7/17 at 100.00	N/R	303,954
12,462	Total Housing/Multifamily			12,404,271
	Housing/Single Family – 0.4%

500	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007E, 4.800%, 8/01/37 (Alternative Minimum Tax)	2/17 at 100.00	BBB	492,785

600	California Housing Finance Agency, Home Mortgage Revenue Bonds, Tender Option Bond Trust 3206, 7.891%, 8/01/25 (Alternative Minimum Tax) (IF)	2/16 at 100.00	BBB	568,920
1,100	Total Housing/Single Family			1,061,705
	Industrials – 0.1%

65	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)	1/16 at 102.00	BBB	71,781

1,000	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (4)	No Opt. Call	D	59,770

750	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (4)	7/17 at 102.00	N/R	105,203
1,815	Total Industrials			236,754

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care – 2.4%

	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009:
$500	8.000%, 11/01/29	11/19 at 100.00	Baa1	$607,680
1,040	8.500%, 11/01/39	11/19 at 100.00	Baa1	1,274,530

520	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010, 6.250%, 10/01/39	10/19 at 100.00	BBB+	578,661

1,000	California Statewide Communities Development Authority, Revenue Bonds, Terraces San Joaquin Gardens, Series 2012A, 5.625%, 10/01/32	10/22 at 100.00	N/R	1,074,970

1,000	California Statewide Community Development Authority, Revenue Bonds, Hollenbeck Palms, Magnolia Assisted Living, Series 2007A, 4.600%, 2/01/37 – RAAI Insured (Alternative Minimum Tax)	2/17 at 100.00	N/R	967,340

1,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care, Lenbrook Square Project, Series 2006A, 5.125%, 7/01/37	7/17 at 100.00	N/R	1,003,320

50	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36	6/16 at 101.00	N/R	51,531

1,000	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2012A, 8.625%, 6/01/47	6/22 at 100.00	N/R	1,096,140
6,110	Total Long-Term Care			6,654,172
	Tax Obligation/General – 2.0%

	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C:
1,100	0.000%, 5/01/37	No Opt. Call	Aa2	423,742
5,250	0.000%, 5/01/42	5/40 at 100.00	Aa2	2,062,095

385	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37	2/17 at 102.00	N/R	361,053

1,000	Guam Government, General Obligation Bonds, 2009 Series A, 7.000%, 11/15/39	11/19 at 100.00	B+	1,140,550

500	Guam, General Obligation Bonds, Series 2007A, 5.250%, 11/15/37	11/17 at 100.00	B+	512,805

250	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 4683, 17.592%, 8/01/37 – NPFG Insured (IF) (5)	8/17 at 100.00	A+	395,160

500	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Series 2006, 4.550%, 9/01/30 – FGIC Insured	9/15 at 100.00	A	517,455
8,985	Total Tax Obligation/General			5,412,860
	Tax Obligation/Limited – 52.0%

3,000	Anaheim Public Finance Authority, California, Senior Lease Bonds, Public Improvement Project, Refunding Series 2007A-1, 4.750%, 9/01/33 – FGIC Insured	9/17 at 100.00	A1	3,297,089

4,305	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public Improvement Project, Series 1997C, 0.000%, 9/01/35 – AGM Insured	No Opt. Call	AA–	1,370,325

1,000	Azusa Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged West End Development, Series 2007B, 5.300%, 8/01/36	8/17 at 100.00	N/R	932,820

695	Azusa, California, Special Tax Bonds, Community Facilities District 2005-1 Rosedale Improvement Area 1, Series 2007, 5.000%, 9/01/27	9/17 at 100.00	N/R	690,649

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 20 Series 2012B, 5.950%, 9/01/35	9/22 at 100.00	N/R	1,055,930

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 8C, Series 2007E, 6.250%, 9/01/38	9/14 at 100.00	N/R	1,010,840

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 8D & 17B, Series 2009B:
60	8.875%, 9/01/34	9/15 at 100.00	N/R	61,976
125	8.625%, 9/01/39	9/15 at 100.00	N/R	129,076

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

$300	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2006B, 5.050%, 9/01/37	9/13 at 100.50	N/R	$296,634

1,000	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special Tax Bonds, Series 2007, 5.750%, 8/01/32 (4)	8/17 at 102.00	N/R	270,200

1,500	Brentwood Infrastructure Financing Authority, Contra Costa County, California, CIFP 2006-1 Infrastructure Revenue Bonds, Series 2006, 5.200%, 9/02/36	9/15 at 102.00	N/R	1,469,820

1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2012A, 5.000%, 4/01/37	4/22 at 100.00	A2	1,127,460

1,000	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Huntington Beach Solar Projects, Series 2010, 7.500%, 1/01/31	1/21 at 100.00	N/R	1,092,040

1,415	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Irvine Unified School District Solar Projects, Series 2010, 7.500%, 7/01/30	1/20 at 100.00	N/R	1,532,219

1,000	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	1,084,210

250	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series 2004A, 7.750%, 3/01/34	3/14 at 102.00	N/R	261,360

	Chino Public Financing Authority, California, Revenue Refunding Bonds, Series 2012:
1,160	5.000%, 9/01/34	9/22 at 100.00	N/R	1,209,961
315	5.000%, 9/01/38	9/22 at 100.00	N/R	325,540

1,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	8/20 at 100.00	N/R	1,020,600

500	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Second Lien Series 2010B, 5.750%, 8/01/26	8/20 at 100.00	N/R	523,605

990	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36	12/21 at 100.00	A+	1,241,242

1,610	Desert Hot Springs Redevelopment Agency, California, Merged Redevelopment Project Tax Allocation Bonds, Series 2008A-2, 5.000%, 9/01/23	9/18 at 100.00	B	1,277,696

85	Eastern Municipal Water District, California, Special Tax Bonds, Community Facility District 2005-38 Improvement Area A, Series 2006, 5.200%, 9/01/36	3/13 at 102.00	N/R	86,811

950	El Dorado County, California, Special Tax Bonds, Blackstone Community Facilities District 2005-1, Series 2005, 5.250%, 9/01/35	9/14 at 102.00	N/R	925,310

250	El Dorado County, California, Special Tax Bonds, Community Facilities District 2005-2, Series 2006, 5.100%, 9/01/36	9/14 at 102.00	N/R	251,760

	Elk Grove Community Facilities District 2005-1, California, Special Tax Bonds, Series 2007:
80	5.000%, 9/01/18	9/17 at 100.00	N/R	78,158
10	5.000%, 9/01/20	9/17 at 100.00	N/R	9,460
50	5.125%, 9/01/22	3/13 at 103.00	N/R	46,573
980	5.200%, 9/01/27	9/15 at 102.00	N/R	827,198
1,200	5.250%, 9/01/37	9/15 at 102.00	N/R	992,244

500	Fairfield, California, Community Facilities District 2007-1 Special Tax Bonds, Fairfield Commons Project, Series 2008, 6.875%, 9/01/38	9/18 at 100.00	N/R	530,930

710	Fillmore Redevelopment Agency, Ventura County, California, Central City Redevelopment Project, Subordinate Lien Tax Allocation Bonds, Series 2006A, 5.375%, 5/01/31	11/16 at 100.00	N/R	524,626

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

$500	Folsom Public Financing Authority, California, Subordinate Special Tax Revenue Bonds, Series 2007B, 5.200%, 9/01/32	9/17 at 100.00	N/R	$511,570

1,000	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North, Series 2006, 5.000%, 9/01/36	9/14 at 102.00	N/R	993,050

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Tender Option Bond Trust 1011:
500	17.219%, 6/01/29 – AMBAC Insured (IF) (5)	2/13 at 100.00	A2	504,500
1,000	17.198%, 6/01/45 – AMBAC Insured (IF) (5)	6/15 at 100.00	A2	1,221,430
750	17.219%, 6/01/45 (IF) (5)	6/15 at 100.00	A2	916,290

1,000	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds, Series 2006, 5.000%, 9/01/26 – SYNCORA GTY Insured	9/16 at 100.00	N/R	1,045,390

1,000	Hawthorne, California, Special Tax Bonds, Community Facilities District 2006-1, Three Sixty Degrees @ South Bay, Series 2006, 5.000%, 9/01/36	9/16 at 102.00	N/R	986,240

1,000	Hemet Unified School District Community Facilities District 2005-3, Riverside County, California, Special Tax Bonds, Series 2007, 5.750%, 9/01/39	9/13 at 100.50	N/R	1,003,030

200	Hemet Unified School District, California, Community Facilities District 2005-1 Special Tax Bonds, Series 2006, 5.125%, 9/01/36	9/13 at 100.00	N/R	200,856

	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005:
1,000	5.000%, 8/01/25 – AMBAC Insured	8/15 at 100.00	CC	724,580
500	4.750%, 8/01/35 – AMBAC Insured	8/15 at 100.00	CC	320,955

	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A:
500	5.500%, 9/01/17 – SYNCORA GTY Insured	No Opt. Call	Ba1	535,040
1,250	5.500%, 9/01/22 – SYNCORA GTY Insured	9/17 at 100.00	Ba1	1,269,175
1,000	5.500%, 9/01/27 – SYNCORA GTY Insured	No Opt. Call	Ba1	1,005,000
1,250	5.000%, 9/01/37 – SYNCORA GTY Insured	9/17 at 100.00	Ba1	1,095,600

295	Hesperia Unified School District, San Bernardino County, California, Community Facilities District 2006-5 Special Tax Bonds, Series 2007, 5.000%, 9/01/37	9/17 at 100.00	N/R	293,732

240	Hesperia, California, Improvement Act of 1915, Assessment District, 91-1, Joshua West Main Street, Series 1992, 8.500%, 9/02/24	3/13 at 103.00	N/R	248,527

870	Imperial, California, Community Facilities District 2006-2 Savanna Ranch Special Tax Bonds, Improvement Area 1, Series 2006, 5.000%, 9/01/26	9/14 at 102.00	N/R	887,818

150	Indio, California, Special Tax Bonds, Community Facilities District 2006-1 Sonora Wells, Series 2006, 5.050%, 9/01/26	9/16 at 100.00	N/R	151,212

	Inglewood Public Financing Authority, California, Lease Revenue Bonds, Series 2012:
2,530	0.000%, 8/01/23	No Opt. Call		1,324,910
1,600	0.000%, 8/01/25	No Opt. Call		716,544

120	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds, Series 2006A, 5.125%, 9/01/36	9/16 at 100.00	N/R	123,264

1,000	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 23 Eastvale, Series 2012A, 5.000%, 9/01/42	3/13 at 103.00	NA	1,030,540

1,115	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 25 Eastvale Area, Series 2008A, 8.375%, 9/01/28	9/18 at 100.00	N/R	1,310,426

500	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 34 Eastvale Area , Series 2010A, 6.500%, 9/01/40	9/20 at 100.00	N/R	516,770

500	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 38 Eastvale Improvement Area 2, Series 2010A, 6.375%, 9/01/40	3/13 at 103.00	N/R	516,825

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

$1,570	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds, Assessment District 93-1, Series 2012B, 5.125%, 9/01/30	9/22 at 100.00	N/R	$1,573,988

750	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area C, Series 2010A, 6.250%, 9/01/40	2/13 at 100.00	N/R	772,958

1,000	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2004-3, Rosetta Canyon Improvement Area 2, Series 2006, 5.250%, 9/01/37	9/14 at 100.00	N/R	1,010,540

815	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006A, 5.350%, 9/01/36	9/14 at 100.00	N/R	835,310

1,500	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-2 Improvement Area A, Series 2005A, 5.450%, 9/01/36	9/14 at 100.00	N/R	1,506,480

2,000	Lammersville School District, California, Special Tax Refunding Bonds, Community Facilities District 2002 Mountain House, Series 2012, 0.000%, 9/01/32	9/22 at 100.00	N/R	1,821,220

1,335	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39	8/19 at 100.00	BBB+	1,552,885

	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Subordinate Refunding Series 2003:
500	4.750%, 8/01/27 – NPFG Insured	8/15 at 102.00	BBB+	512,160
1,000	4.750%, 8/01/33 – NPFG Insured	8/15 at 102.00	BBB+	1,004,260

2,000	Los Alamitos Unified School District, Orange County, California, Certificates of Participation, Series 2012, 0.000%, 8/01/42	8/29 at 100.00	A+	1,283,660

1,000	Los Angeles Community Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Bunker Hill Redevelopment Project, Series 2004L, 5.000%, 3/01/18	3/13 at 100.00	BBB–	1,004,570

250	Los Banos Redevelopment Agency, California, Tax Allocation Bonds, Los Banos Redevelopment Project, Series 2006, 5.000%, 9/01/36 – RAAI Insured	9/16 at 100.00	BBB	254,948

1,275	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.250%, 9/01/38	9/21 at 100.00	A–	1,563,558

	March Joint Powers Redevelopment Agency, California, March Air Force Base Redevelopment Project Tax Allocation Revenue Bonds, Series 2011A:
300	7.250%, 8/01/31	8/21 at 100.00	BBB+	362,976
1,550	7.500%, 8/01/41	8/21 at 100.00	BBB+	1,864,557

500	March Joint Powers Redevelopment Agency, California, March Air Force Base Redevelopment Project Tax Allocation Revenue Bonds, Series 2011B, 7.500%, 8/01/41	8/21 at 100.00	BBB+	601,470

130	Merced, California, Community Facilities District 2005-1, Special Tax Bonds, Bellevue Ranch West, Series 2006, 5.300%, 9/01/36	9/13 at 103.00	N/R	85,504

65	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-5, Series 2006, 5.200%, 9/01/36	3/16 at 100.00	N/R	66,102

1,000	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-6, Series 2005, 5.200%, 9/01/36	3/13 at 103.00	N/R	1,019,680

1,000	Moreno Valley, California, Special Tax Bonds, Community Facilities District 5, Series 2007, 5.000%, 9/01/37	9/17 at 100.00	N/R	1,000,760

1,000	Murrieta Public Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/31	9/22 at 100.00	BBB–	1,117,290

125	Murrieta Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2002-4, Series 2006B, 5.450%, 9/01/38	9/16 at 100.00	N/R	126,365

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

$330	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	BBB+	$391,608

830	Oakley Public Financing Authority, Contra Costa County, California, Revenue Bonds, Refunding Series 2012, 5.300%, 9/02/34	9/22 at 100.00	BBB–	885,552

1,000	Oxnard Financing Authority, California, Local Obligation Revenue Bonds, Special District Bond Refinancings, Subordinate Lien Series 2012B, 5.000%, 9/02/33	9/22 at 100.00	N/R	1,006,060

1,000	Pacifica, California, Certificates of Participation, Series 2008, 5.375%, 1/01/37 – AMBAC Insured	1/16 at 102.00	A–	1,080,000

2,000	Palm Desert Finance Authority, California, Tax Allocation Revenue Bonds, Project Area 3, Series 2006A, 4.750%, 4/01/36 – NPFG Insured	4/16 at 100.00	BBB+	2,030,700

1,000	Palm Desert Financing Authority, California, Tax Allocation Revenue Bonds, Project Area 1, Series 2003, 5.000%, 4/01/30 – NPFG Insured	No Opt. Call	BBB	1,002,400

	Palm Desert, California, Special Tax Bonds, Community Facilities District 2005-1 University Park, Series 2006:
225	5.000%, 9/01/21	3/13 at 103.00	N/R	225,135
1,000	5.450%, 9/01/32	9/16 at 100.00	N/R	993,450
350	5.300%, 9/01/32	3/13 at 103.00	N/R	340,942
1,500	5.500%, 9/01/36	9/16 at 100.00	N/R	1,464,885

1,600	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.500%, 4/01/35	4/13 at 102.00	BB	1,638,832

1,000	Palm Drive Health Care District, Sonoma County, California, Parcel Tax Revenue Bonds, Series 2005, 5.250%, 4/01/30	4/13 at 102.00	BB	939,760

1,000	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Areas, Refunding Series 2004A, 5.000%, 9/01/34 – NPFG Insured	9/14 at 102.00	A	1,082,800

1,230	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Areas, Series 2002, 0.000%, 12/01/30 – AMBAC Insured	No Opt. Call	A–	513,181

1,100	Perris Public Finance Authority, California, Local Agency Revenue Bonds, Perris Vally Vistas IA3, Series 2008B, 6.625%, 9/01/38	9/16 at 100.00	N/R	1,162,293

485	Perris Public Financing Authority, California, Local Agency Revenue Bonds, Series 2007D, 5.800%, 9/01/38	9/14 at 100.00	N/R	490,039

220	Perris Union High School District Financing Authority, Riverside County, California, Revenue Bonds, Series 2011, 6.125%, 9/01/41	3/13 at 103.00	N/R	227,209

570	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, Improvement Area 5-A, Series 2006, 5.000%, 9/01/37	9/13 at 100.50	N/R	570,713

1,500	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28	9/18 at 100.00	BBB–	1,658,430

1,300	Pittsburg Redevelopment Agency, California, Tax Allocation Refunding Bonds, Los Medanos Community Development Project, Series 2006C, 4.250%, 9/01/34 – AMBAC Insured	9/16 at 100.00	BBB–	1,230,944

250	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Tender Option Bond Trust 1081, 20.729%, 8/01/57 (IF) (5)	8/19 at 100.00	AA–	380,340

2,000	Rancho Cardova, California, Special Tax Bonds, Sunridge Park Area Community Facilities District 2004-1, Series, 6.125%, 9/01/37	9/17 at 100.00	N/R	2,113,860

500	Rancho Cordova, California, Special Tax Bonds, Sunridge Anatolia Area Community Facilities District 2003-1, Series 2005, 5.500%, 9/01/37	9/13 at 102.00	N/R	505,545

1,000	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.500%, 9/01/26	9/21 at 100.00	BBB+	1,168,500

500	Redwood City, California, Special Tax Bonds, Community Facilities District 2010-1 One Marina, Series 2011, 7.500%, 9/01/31	9/16 at 103.00	N/R	551,605

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

$1,710	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple Projects, Series 2004, 5.000%, 10/01/35 – SYNCORA GTY Insured	10/14 at 100.00	BBB	$1,722,705

500	Riverside County Redevelopment Agency, California, Interstate 215 Corridor Redevelopment Project Area Tax Allocation Bonds, Series 2010E, 6.500%, 10/01/40	10/20 at 100.00	A–	569,630

205	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2011A, 7.125%, 10/01/42	10/21 at 100.00	A–	256,002

875	Riverside County, California, Special Tax Bonds, Community Facilities District 04-2 Lake Hill Crest, Series 2012, 5.000%, 9/01/35	9/22 at 100.00	N/R	910,578

2,000	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2008, 7.250%, 9/01/38	9/17 at 100.00	N/R	2,065,680

2,500	Riverside Public Financing Authority, California, Tax Allocation Bonds, University Corridor, Series 2007C, 4.500%, 8/01/30 – NPFG Insured	No Opt. Call	BBB+	2,556,925

125	Riverside Unified School District, Riverside County, California, Community Facilities District 24 Special Tax Bonds, Series 2006, 5.100%, 9/01/36	9/14 at 102.00	N/R	126,350

1,000	Riverside, California, Improvement Bond Act of 1915, Special Assessment Bonds, Hunter Park Assessment District, Series 2006, 5.200%, 9/02/36	9/16 at 101.00	N/R	1,020,840

	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community Facilities District 2, Series 2007:
1,010	0.000%, 9/01/34 – NPFG Insured	No Opt. Call	AA–	328,886
1,155	0.000%, 9/01/35 – NPFG Insured	No Opt. Call	AA–	354,597

1,000	Roseville Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2007B, 5.000%, 9/01/33	9/17 at 100.00	N/R	1,003,280

1,700	Roseville, California, Special Tax Bonds, Community Facilities District 1 – Westpark, Series 2005, 5.200%, 9/01/36	9/15 at 100.00	N/R	1,706,341

1,000	Roseville, California, Special Tax Bonds, Community Facilities District 1 Diamond Creek, Series 2007, 5.000%, 9/01/37	3/13 at 103.00	N/R	877,650

1,800	Roseville, California, Special Tax Bonds, Community Facilities District 1, Fiddyment Ranch, Series 2006, 5.125%, 9/01/26	9/16 at 100.00	N/R	1,834,596

1,510	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 4698, 18.859%, 12/01/33 – AMBAC Insured (IF) (5)	No Opt. Call	Aa3	3,015,952

1,490	Sacramento, California, Community Facilities District 05-1, College Square Special Tax Bonds, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R	1,511,992

445	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment Projects, Series 2007A, 6.000%, 3/27/26	6/13 at 100.00	N/R	416,662

500	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 – NPFG Insured	No Opt. Call	BBB	529,970

100	San Jacinto Unified School District, Riverside County, California, Community Facilities District 2006-1 Special Tax Bonds, Infrastructure Projects, Series 2006, 5.200%, 9/01/36	9/16 at 100.00	N/R	101,043

	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C:
500	5.000%, 8/01/24 – NPFG Insured	8/17 at 100.00	BBB	512,510
270	5.000%, 8/01/26 – NPFG Insured	8/17 at 100.00	BBB	278,019
1,000	3.750%, 8/01/28 – NPFG Insured	8/17 at 100.00	BBB	935,550
2,120	3.750%, 8/01/28 – BHAC Insured	8/17 at 100.00	AA+	2,122,629

2,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2007B, 4.250%, 8/01/36 – SYNCORA GTY Insured	8/17 at 100.00	BBB	1,870,820

360	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A, 5.000%, 8/01/20 – NPFG Insured	8/15 at 100.00	BBB	372,514

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

$1,470	San Marcos Public Facilities Authority, California, Revenue Refunding Bonds, Series 2012C, 5.000%, 9/01/35 – AGM Insured	9/22 at 100.00	N/R	$1,506,397

1,000	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 1 and 3, Series 2005A, 5.000%, 8/01/34 – AMBAC Insured	8/15 at 102.00	A	1,046,790

1,865	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 1, 2 and 3, Series 2003A, 5.000%, 8/01/33 – FGIC Insured	No Opt. Call	A–	1,887,529

500	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24 – NPFG Insured	No Opt. Call	BBB	596,090

1,000	Santa Cruz County Redevelopment Agency, California, Tax Allocation Bonds, Live Oak-Sequel Community Development Project, Series 2005A, 5.000%, 9/01/32 – NPFG Insured	9/15 at 100.00	A	1,036,990

1,000	Santa Rosa, California, Certificates of Participation, Builiding Acquisition Project, Series 2007, 4.750%, 7/01/37 – AMBAC Insured	No Opt. Call	Aa3	1,086,540

1,000	South Gate, California, Certificates of Participation, Series 2002A, 5.000%, 9/01/24 – AMBAC Insured	3/13 at 102.00	BB+	1,008,770

	Stockton Public Financing Authority, California, Lease Revenue Bonds, Series 2004:
305	5.125%, 9/01/30 – FGIC Insured	9/14 at 100.00	BBB	279,493
235	5.250%, 9/01/34 – FGIC Insured	9/14 at 100.00	BBB	216,665

2,500	Stockton, California, Special Tax Bonds, Arch Road Community Facilities District 99-02, Refunding Series 2007, 5.875%, 9/01/37	9/17 at 102.00	N/R	2,577,175

570	Sulphur Springs Union School District, California, Special Tax Bonds, Community Facilities District 2002-1, Refunding Series 2012A, 5.000%, 9/01/33	9/22 at 100.00	BBB+	630,910

	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2000-1, Tejon Industrial Complex Public Improvements, Refunding Series 2012:
1,635	5.500%, 9/01/30	9/22 at 100.00	N/R	1,787,104
500	5.500%, 9/01/33	9/22 at 100.00	N/R	539,905

500	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 03-01 Crowne Hill, Series 2012, 5.000%, 9/01/33	9/22 at 100.00	BBB+	535,635

1,000	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project 1, Series 2002, 5.250%, 8/01/36 – NPFG Insured	2/13 at 100.00	A–	1,001,060

1,000	Tulare Public Financing Authority, California, Lease Revenue Bonds, Series 2008, 5.375%, 4/01/35	No Opt. Call	AA–	1,173,020

530	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.250%, 9/01/29	3/21 at 100.00	BBB+	617,572

1,470	Tustin Community Redevelopment Agency, California, MCAS Project Area Tax Allocation Bonds, Series 2010, 5.000%, 9/01/35	9/18 at 102.00	A	1,592,333

650	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A, 7.650%, 9/01/42	9/21 at 100.00	BBB+	783,640

500	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 6.875%, 12/01/33	12/21 at 100.00	A	628,695

500	Val Verde Unified School District Financing Authority, California, Special Tax Revenue, Junior Lien Refunding Series 2003, 6.250%, 10/01/28	10/13 at 102.00	N/R	515,570

500	Victor Elementary School District, Los Angeles County, California, Community Facilities District 2005-1 Special Tax Bonds, Series 2007A, 5.500%, 9/01/37	9/15 at 102.00	N/R	503,900

600	West Hollywood Community Development Commission, California, East Side Redevelopment Project Series 2011 Tax Allocation Bonds Series 2011A, 7.500%, 9/01/42	9/21 at 100.00	BBB	706,614

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

$590	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Refunding Series 2009B, 10.000%, 9/01/32	9/14 at 105.00	N/R	$648,487

965	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Refunding Series 1999F, 6.100%, 9/01/29	3/13 at 100.00	N/R	968,426

500	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A, 5.875%, 11/01/41	11/21 at 100.00	A	572,960

	Westside Union School District, California, Special Tax Bonds, Community Facilities District 2005-3, Series 2006:
700	5.000%, 9/01/26	9/14 at 102.00	N/R	712,880
295	5.000%, 9/01/36	9/14 at 102.00	N/R	295,478

1,000	Woodland Finance Authority, California, Lease Revenue Bonds, Series 2002, 5.000%, 3/01/32 – SYNCORA GTY Insured	3/13 at 102.00	A1	1,024,320

290	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 6.000%, 1/01/27	1/17 at 102.00	N/R	203,568

135	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1, Edgewater, Series 2005, 5.125%, 9/01/35	3/15 at 100.00	N/R	124,675
146,745	Total Tax Obligation/Limited			143,414,572
	Transportation – 5.9%

1,125	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2985, 17.444%, 4/01/17 (IF)	No Opt. Call	AA	1,929,150

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999:
8,275	0.000%, 1/15/30	2/13 at 36.46	BBB–	2,983,302
1,315	0.000%, 1/15/32 – NPFG Insured	2/13 at 32.24	BBB	419,183
1,915	0.000%, 1/15/34 – NPFG Insured	2/13 at 28.55	BBB	540,470
200	5.750%, 1/15/40 – NPFG Insured	1/13 at 100.00	BBB	200,144

1,125	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Tender Option Bond Trust 10-27B, 18.520%, 5/15/40 (IF) (5)	5/20 at 100.00	AA	1,828,125

	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue Bonds, Series 2006:
35	5.450%, 7/01/20 (Alternative Minimum Tax)	7/14 at 102.00	N/R	35,315
45	5.550%, 7/01/28 (Alternative Minimum Tax)	7/14 at 102.00	N/R	45,085

	Palm Springs, California, Airport Passenger Facility Charge Subordinate Refunding Revenue Bonds, Palm Springs International Airport, Series 2008:
250	6.400%, 7/01/23 (Alternative Minimum Tax)	7/14 at 102.00	N/R	255,263
515	6.500%, 7/01/27 (Alternative Minimum Tax)	7/14 at 102.00	N/R	524,157

140	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Revenue Bonds, American Airlines Inc., Series 1985A, 6.450%, 12/01/25 (4)	2/13 at 100.00	N/R	80,375

535	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1993A, 6.300%, 6/01/23 (Alternative Minimum Tax) (4)	2/13 at 100.00	N/R	413,116

2,320	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax) (4)	2/13 at 100.00	N/R	1,792,293

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A:
2,000	0.000%, 1/15/25 – NPFG Insured	No Opt. Call	BBB	1,108,080
6,550	0.000%, 1/15/26 – NPFG Insured	No Opt. Call	BBB	3,447,657
240	5.250%, 1/15/30 – NPFG Insured	1/13 at 100.00	BBB	240,278
1,000	0.000%, 1/15/36 – NPFG Insured	No Opt. Call	BBB	292,310
27,585	Total Transportation			16,134,303

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 0.1% (6)

$100	California Statewide Community Development Authority, Revenue Bonds, Viewpoint School, Series 2004, 5.000%, 10/01/28 (Pre-refunded 10/01/14) – ACA Insured	10/14 at 100.00	BBB (6)	$108,329

10	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	10,290

100	Sierra Kings Health Care District, Fresno County, California, Revenue Bonds, Series 2006A, 5.750%, 12/01/36 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R (6)	118,861
210	Total U.S. Guaranteed			237,480
	Utilities – 4.7%

	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A:
25	5.500%, 11/15/30	No Opt. Call	A	30,606
700	5.000%, 11/15/35	No Opt. Call	A	819,476
2,150	5.500%, 11/15/37	No Opt. Call	A	2,686,920

7,890	Merced Irrigation District, California, Certificates of Participation, Water and Hydroelectric Series 2008B, 0.000%, 9/01/33	9/16 at 32.62	A	2,141,267

2,155	Modesto Irrigation District, California, Electric System Revenue Bonds, Refunding Series 2012A, 5.000%, 7/01/29 – AGM Insured	No Opt. Call	AA–	2,634,250

1,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B, 6.500%, 11/01/39	No Opt. Call	A	1,436,720

1,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	1,436,720

1,000	Sacramento Municipal Utility District Financing Authority, California, Consumnes Power Plant Project Revenue Bonds, Series 2006, 5.125%, 7/01/29 – NPFG Insured	7/16 at 100.00	A3	1,076,830

685	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 11/01/26	No Opt. Call	Baa1	814,780
16,605	Total Utilities			13,077,569
	Water and Sewer – 1.9%

500	Dinuba Financing Authority, California, Wastewater System Revenue Bonds, Series 2007, 5.375%, 9/01/38	9/17 at 100.00	N/R	499,610

1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.500%, 7/01/30	7/20 at 100.00	Ba2	1,074,930

2,000	Oxnard, California, Financing Authority, Wastewater Revenue Bonds, Redwood Trunk Sewer and Headworks Projects, Series 2004A, 5.250%, 6/01/34 – FGIC Insured	6/14 at 100.00	BBB	2,064,900

1,500	Pico Rivera Water Authority, California, Water System Project, Revenue Refunding Bonds, Series 1999A, 5.500%, 5/01/29 – NPFG Insured	No Opt. Call	BBB	1,657,440
5,000	Total Water and Sewer			5,296,880
$287,357	Total Investments (cost $242,106,287) – 97.6%			268,809,737
	Floating Rate Obligations – (0.3)%			(915,000)
	Other Assets Less Liabilities – 2.7% (7)			7,628,371
	Net Assets – 100%			$275,523,108

Investments in Derivatives at November 30, 2012:

Forward Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (8)	Termination Date	Unrealized Appreciation (Depreciation) (7)
Barclays Bank PLC	$4,600,000	Receive	3-Month USD LIBOR	2.670%	Semi-Annually	6/26/14	6/26/42	$53,166

28	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$268,809,737	$—	$268,809,737
Derivatives:
Forward Swaps**:	—	53,166	—	53,166
Total	$—	$268,862,903	$—	$268,862,903
*	Refer to the Fund’s Portfolio of Investments for industry classifications.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

November 30, 2012

The following table presents the fair value of all derivative instruments held by the Fund as of November 30, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Forward Swaps	Unrealized appreciation on forward swaps	$53,166	—	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2012, the cost of investments (excluding investments in derivatives) was $240,446,669.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at November 30, 2012, were as follows:

Gross unrealized:
Appreciation	$31,553,501
Depreciation	(4,105,463)
Net unrealized appreciation (depreciation) of investments	$27,448,038

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.

(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(7)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives.

(8)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

30	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 3.3%

$3,500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29	2/13 at 100.00	BBB+	$3,500,070

400	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21	6/15 at 100.00	BB+	394,108

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
5,635	5.750%, 6/01/47	6/17 at 100.00	BB–	5,260,667
16,950	5.125%, 6/01/47	6/17 at 100.00	BB–	14,326,475
26,485	Total Consumer Staples			23,481,320
	Education and Civic Organizations – 4.4%

240	California Educational Facilities Authority, Revenue Bonds, Claremont Graduate University, Series 2007A, 5.000%, 3/01/20	3/17 at 100.00	A3	270,146

	California Educational Facilities Authority, Revenue Bonds, Claremont Graduate University, Series 2008A:
865	5.000%, 3/01/23	3/18 at 100.00	A3	962,866
500	5.125%, 3/01/28	3/18 at 100.00	A3	544,785

430	California Educational Facilities Authority, Revenue Bonds, Golden Gate University, Series 2005, 5.000%, 10/01/20	10/15 at 100.00	Baa3	451,044

1,000	California Educational Facilities Authority, Revenue Bonds, Pitzer College, Refunding Series 2009, 5.375%, 4/01/34	4/20 at 100.00	A	1,131,390

1,000	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2008A, 5.000%, 8/01/28	8/18 at 100.00	A3	1,089,630

	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
105	5.000%, 11/01/21	11/15 at 100.00	A2	114,335
1,000	5.000%, 11/01/30	11/15 at 100.00	A2	1,061,090

	California Educational Facilities Authority, Revenue Bonds, Woodbury University, Series 2006:
450	4.400%, 1/01/15	No Opt. Call	Baa3	458,249
470	4.500%, 1/01/16	1/15 at 100.00	Baa3	480,791
2,960	5.000%, 1/01/36	1/15 at 100.00	Baa3	3,004,933

750	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program, Series 2001A, 5.400%, 3/01/21 – NPFG Insured (Alternative Minimum Tax)	3/13 at 100.00	Baa2	751,343

400	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Education Foundation Project, Series 2006A, 5.250%, 6/01/26	6/16 at 100.00	BB–	393,548

	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:
1,000	6.750%, 10/01/28	10/18 at 100.00	N/R	1,008,250
1,500	7.000%, 10/01/39	10/18 at 100.00	N/R	1,514,775

855	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A, 5.750%, 1/01/22	No Opt. Call	N/R	914,859

1,500	California Municipal Finance Authority, Revenue Bonds, University of La Verne, Series 2010A, 6.125%, 6/01/30	6/20 at 100.00	BBB+	1,805,565

	California Municipal Finance Authority, Revenue Refunding Bonds, Biola University, Series 2008A:
1,000	5.000%, 10/01/18	No Opt. Call	Baa1	1,151,950
500	5.625%, 10/01/23	4/18 at 100.00	Baa1	558,240

695	California State Public Works Board, Lease Revenue Bonds, California State University, J. Paul Leonard & Sutro Library, Series 2009J, 5.500%, 11/01/26	11/19 at 100.00	Aa3	843,292

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$500	California State Public Works Board, Lease Revenue Bonds, California State University, Various University Projects, Series 2010B-1, 5.400%, 3/01/26	3/20 at 100.00	Aa3	$587,820

1,000	California State Public Works Board, Lease Revenue Bonds, University of California Department of Education Riverside Campus Project, Series 2009B, 5.750%, 4/01/23	4/19 at 100.00	A2	1,223,430

1,250	California State Public Works Board, Lease Revenue Bonds, University of California Regents, Series 2009E, 5.000%, 4/01/34	4/19 at 100.00	Aa2	1,405,125

2,500	California State Public Works Board, Lease Revenue Bonds, University of California, Institute Projects, Series 2005C, 5.000%, 4/01/30 – AMBAC Insured	4/15 at 100.00	Aa2	2,700,975

1,035	California State Public Works Board, Lease Revenue Refunding Bonds, Community College Projects, Series 2004B, 5.500%, 6/01/19	6/14 at 100.00	A2	1,104,873

200	California State Public Works Board, Lease Revenue Refunding Bonds, Community Colleges Projects, Series 1999A, 4.875%, 12/01/18	2/13 at 100.00	A2	200,566

1,000	California State University, Systemwide Revenue Bonds, Series 2005C, 5.000%, 11/01/25 – NPFG Insured	11/15 at 100.00	Aa2	1,121,350

1,600	California Statewide Communitities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB	1,837,936

2,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006, 5.000%, 9/01/34	9/15 at 102.00	Baa2	2,076,020
28,305	Total Education and Civic Organizations			30,769,176
	Health Care – 15.3%

2,000	Antelope Valley Healthcare District, California, Insured Revenue Refunding Bonds, Series 1997A, 5.200%, 1/01/27 – AGM Insured	1/13 at 100.00	AA–	2,003,300

1,000	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Series 2010A, 5.000%, 11/15/25	11/20 at 100.00	AA–	1,179,870

2,000	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Series 2010B, 5.750%, 11/15/31	11/20 at 100.00	AA–	2,508,260

500	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2009C, 5.250%, 3/01/21	3/19 at 100.00	A	583,430

150	California Health Facilities Financing Authority, Revenue Bonds, Casa Colina Inc., Series 2001, 5.500%, 4/01/13	2/13 at 100.00	BBB	150,395

1,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2008G, 5.500%, 7/01/25	7/18 at 100.00	A	1,158,870

3,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2009F, 5.625%, 7/01/25	7/19 at 100.00	A	3,547,980

1,000	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital of Orange County, Series 2009A, 6.500%, 11/01/38	11/19 at 100.00	A	1,240,840

1,760	California Health Facilities Financing Authority, Revenue Bonds, Marshall Medical Center, Series 2004A, 4.750%, 11/01/19	11/14 at 100.00	A–	1,844,586

6,000	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital – San Diego, Series 2011, 5.000%, 8/15/31	8/21 at 100.00	A+	6,720,480

200	California Health Facilities Financing Authority, Revenue Bonds, Scripps Health, Refunding Series 2008A, 5.000%, 10/01/22	10/18 at 100.00	AA–	233,586

250	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2008A, 5.000%, 8/15/38	8/18 at 100.00	AA–	291,158

2,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B, 6.000%, 8/15/42	8/20 at 100.00	AA–	2,452,540

2,000	California Municipal Finance Authority, Certificates of Participation, Community Hospitals of Central California Obligated Group, Series 2009, 5.500%, 2/01/39	2/19 at 100.00	BBB	2,190,500

32	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$2,000	California Statewide Communities Development Authority, Health Facility Revenue Bonds, Community Hospital of the Monterey Peninsula, Series 2011A, 6.000%, 6/01/33	6/21 at 100.00	AA–	$2,507,940

	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System West, Series 2005A:
300	5.000%, 3/01/30	3/15 at 100.00	A	322,440
440	5.000%, 3/01/35	3/15 at 100.00	A	471,086

2,880	California Statewide Communities Development Authority, Revenue Bonds, Cottage Health System Obligated Group, Series 2010, 5.000%, 11/01/40	11/20 at 100.00	AA–	3,256,186

2,610	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2012A, 5.000%, 4/01/42	4/22 at 100.00	A+	3,040,285

5,500	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A, 5.125%, 7/15/31	7/17 at 100.00	N/R	5,741,670

1,000	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008C, 5.625%, 7/01/35	7/18 at 100.00	A	1,153,220

	California Statewide Community Development Authority, Health Revenue Bonds, Enloe Medical Center, Refunding Series 2008A:
125	5.250%, 8/15/19	8/18 at 100.00	A–	145,656
500	5.500%, 8/15/23	8/18 at 100.00	A–	566,285

500	California Statewide Community Development Authority, Hospital Revenue Bonds, Redlands Community Hospital, Series 2005A, 5.000%, 4/01/15 – RAAI Insured	No Opt. Call	BBB	530,460

	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds, Henry Mayo Newhall Memorial Hospital, Series 2007A:
500	5.000%, 10/01/20	10/17 at 100.00	A–	563,390
400	5.000%, 10/01/27	10/17 at 100.00	A–	435,656

1,000	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los Angeles, Series 2007, 5.000%, 8/15/39 – NPFG Insured	8/17 at 100.00	BBB	1,052,330

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
2,150	5.250%, 7/01/30	7/15 at 100.00	BBB	2,235,979
1,760	5.250%, 7/01/35	7/15 at 100.00	BBB	1,823,325

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G:
400	5.250%, 7/01/13	No Opt. Call	BBB	409,108
3,670	5.000%, 7/01/22	7/15 at 100.00	BBB	3,856,840

860	California Statewide Community Development Authority, Revenue Bonds, John Muir Health System, Series 2006A, 5.000%, 8/15/29	8/16 at 100.00	A+	960,766

1,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.000%, 3/01/41	3/16 at 100.00	A+	1,098,300

1,615	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2001C, 5.250%, 8/01/31	8/16 at 100.00	A+	1,808,106

2,975	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2007A, 4.750%, 4/01/33	4/17 at 100.00	A+	3,273,422

3,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2007B, 0.986%, 4/01/36	4/17 at 100.00	A+	2,242,500

2,250	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital Project, Series 2009, 6.750%, 2/01/38	8/19 at 100.00	Aa2	2,801,880

8,225	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–	9,426,097

1,100	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007B, 5.500%, 7/01/27 – FGIC Insured	7/18 at 100.00	AA–	1,272,579

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$500	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007C, 5.500%, 7/01/27 – FGIC Insured	7/18 at 100.00	AA–	$578,445

3,065	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38	12/17 at 100.00	BBB	3,634,293

	Marysville, California, Revenue Bonds, The Fremont-Rideout Health Group, Series 2011:
2,015	5.250%, 1/01/27	1/21 at 100.00	A	2,314,167
3,700	5.250%, 1/01/35	1/21 at 100.00	A	4,170,529

1,335	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2010, 6.375%, 12/01/25	12/20 at 100.00	BBB–	1,523,809

1,580	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A, 7.000%, 11/01/35	11/20 at 100.00	BB+	1,737,858

1,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39	11/19 at 100.00	Baa3	1,153,330

3,625	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Baa3	3,997,686

4,500	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital, Series 2007A, 5.750%, 2/01/41 – AMBAC Insured	8/17 at 100.00	A+	5,057,145

	Sierra View Local Health Care District, California, Revenue Bonds, Series 2007:
1,000	5.250%, 7/01/24	7/17 at 100.00	A	1,071,550
1,000	5.300%, 7/01/26	7/17 at 100.00	A	1,069,060
1,000	5.250%, 7/01/37	9/17 at 100.00	A	1,050,370

3,000	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series 2011, 6.500%, 1/01/41	1/21 at 100.00	A	3,606,720
96,940	Total Health Care			108,066,263
	Housing/Multifamily – 2.5%

1,380	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB	1,547,173

1,580	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012A, 5.500%, 8/15/47	8/22 at 100.00	BBB	1,700,475

1,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	A1	1,065,460

410	California Statewide Communities Development Authority, Student Housing Revenue Bonds, CHF-Irvine, LLC-UCI East Campus Apartments, Phase II, Series 2008, 5.500%, 5/15/26	5/18 at 100.00	Baa2	453,850

4,180	California Statewide Community Development Authority, Multifamily Housing Revenue Senior Bonds, Westgate Courtyards Apartments, Series 2001X-1, 5.420%, 12/01/34 – AMBAC Insured (Alternative Minimum Tax)	2/13 at 100.00	N/R	4,181,881

3,865	Los Angeles, California, GNMA Mortgage-Backed Securities Program Multifamily Housing Revenue Bonds, Park Plaza West Senior Apartments, Series 2001B, 5.400%, 1/20/31 (Alternative Minimum Tax)	1/13 at 101.00	AA+	3,909,216

2,055	San Dimas Housing Authority, California, Mobile Home Park Revenue Bonds, Charter Oak Mobile Home Estates Acquisition Project, Series 1998A, 5.700%, 7/01/28	1/13 at 100.00	N/R	2,056,952

1,750	San Jose, California, Multifamily Housing Senior Lien Revenue Bonds, Fallen Leaves Apartments, Series 2002J1, 4.950%, 12/01/22 – AMBAC Insured (Alternative Minimum Tax)	2/13 at 100.00	N/R	1,767,535

1,000	Ventura County Area Housing Authority, California, Multifamily Revenue Bonds, Mira Vista Senior Apartments Project, Series 2006A, 5.150%, 12/01/31 – AMBAC Insured (Alternative Minimum Tax)	12/16 at 100.00	N/R	991,630
17,220	Total Housing/Multifamily			17,674,172

34	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Single Family – 0.5%

$3,000	California Department of Veteran Affairs, Home Purchase Revenue Bonds, Series 2007, 5.000%, 12/01/42 (Alternative Minimum Tax)	12/16 at 100.00	AA	$3,126,300

310	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)	2/16 at 100.00	BBB	324,381
3,310	Total Housing/Single Family			3,450,681
	Industrials – 0.2%

500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002B, 5.000%, 7/01/27 (Alternative Minimum Tax)	7/15 at 101.00	BBB	538,280

500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2005A-2, 5.400%, 4/01/25 (Alternative Minimum Tax)	4/15 at 101.00	BBB	540,735
1,000	Total Industrials			1,079,015
	Long -Term Care – 1.8%

	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Revenue Bonds, Elder Care Alliance of Union City, Series 2004:
1,850	5.400%, 8/15/24	8/14 at 100.00	A–	1,908,183
2,130	5.600%, 8/15/34	8/14 at 100.00	A–	2,195,242

3,000	ABAG Finance Authority for Non-Profit Corporations, California, Health Facility Revenue Bonds, The Insitute on Aging, Series 2008A, 5.650%, 8/15/38	8/18 at 100.00	A–	3,289,140

1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009, 8.000%, 11/01/29	11/19 at 100.00	Baa1	1,215,360

2,000	California Municipal Finance Authority, Senior Living Revenue Bonds, Pilgrim Place at Claremont, Series 2009A, 6.125%, 5/15/39	5/19 at 100.00	A–	2,294,860

560	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging, Series 2008, 4.500%, 11/15/19	5/18 at 100.00	A–	621,667

1,000	Eden Township Healthcare District, California, Certificates of Participation, Installment Sale Agreement with Eden Hospital Health Services Corporation, Series 2010, 6.000%, 6/01/30	6/20 at 100.00	BBB	1,131,650
11,540	Total Long -Term Care			12,656,102
	Tax Obligation/General – 19.3%

1,000	Acalanes Union High School District, Contra Costa County, California, General Obligation Bonds, Refunding Series 2010A, 0.000%, 8/01/26	No Opt. Call	Aa1	620,240

1,000	Baldwin Park Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2002 Series 2006, 0.000%, 8/01/20 – AMBAC Insured	8/16 at 83.04	A+	743,030

	California State, General Obligation Bonds, Various Purpose Series 2009:
600	5.625%, 4/01/26	4/19 at 100.00	A1	731,406
5,000	5.500%, 11/01/34	11/19 at 100.00	A1	6,051,800
4,060	6.000%, 11/01/39	11/19 at 100.00	A1	5,129,972

	California State, General Obligation Bonds, Various Purpose Series 2010:
5,000	5.250%, 3/01/30	3/20 at 100.00	A1	6,101,300
10,000	5.500%, 3/01/40	3/20 at 100.00	A1	12,077,798
4,000	5.250%, 11/01/40	11/20 at 100.00	A1	4,796,920

	California State, General Obligation Bonds, Various Purpose Series 2011:
11,515	5.250%, 9/01/25	9/21 at 100.00	A1	14,268,004
2,500	5.250%, 10/01/27	10/21 at 100.00	A1	3,063,050
4,000	5.250%, 10/01/32	10/21 at 100.00	A1	4,858,280
1,480	5.000%, 9/01/41	9/21 at 100.00	A1	1,711,857

	California State, General Obligation Bonds, Various Purpose Series 2012:
4,500	5.250%, 2/01/28	2/22 at 100.00	A1	5,543,550
2,000	5.250%, 4/01/35	4/22 at 100.00	A1	2,410,060

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$855	Central Unified School District, Fresno County, California, General Obligation Bonds, Election 2008 Series 2009A, 5.625%, 8/01/33 – AGC Insured	8/19 at 100.00	AA–	$1,006,386

6,900	Central Unified School District, Fresno County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/31 – AGM Insured	8/16 at 100.00	AA–	7,456,899

1,000	College of the Sequoias Visalia Area Improvement District 2, Tulare County, California, General Obligation Bonds, Sequoias Community College District, Election 2008 Series 2009A, 5.250%, 8/01/29 – AGC Insured	8/19 at 100.00	AA–	1,158,280

500	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Capital Appreciation, Election 2006 Refunding Series 2009C, 0.000%, 8/01/39 – AGM Insured	8/27 at 100.00	Aa2	530,255

500	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Election 2006 Series 2009B, 5.375%, 2/01/34 – AGC Insured	8/18 at 100.00	Aa2	570,560

1,705	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds, Series 2010D, 0.000%, 8/01/30	8/20 at 52.75	Aa1	678,147

350	Desert Sands Unified School District, Riverside County, California, General Obligation Bonds, Election 2001, Series 2008, 5.250%, 8/01/23	8/18 at 100.00	Aa2	418,296

1,185	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds, School Facilities Improvement District 2, Series 2004B, 5.000%, 10/01/27 – AGM Insured	10/14 at 100.00	AA–	1,269,728

	Golden West Schools Financing Authority, California, General Obligation Revenue Refunding Bonds, School District Program, Series 1999A:
670	5.700%, 2/01/13 – NPFG Insured	No Opt. Call	BBB	674,992
770	5.750%, 2/01/14 – NPFG Insured	No Opt. Call	BBB	808,069
320	5.800%, 8/01/22 – NPFG Insured	No Opt. Call	BBB	404,848
345	5.800%, 8/01/23 – NPFG Insured	No Opt. Call	BBB	440,755

950	Grossmont Union High School District, San Diego County, California, General Obligation Bonds, Series 2009A, 5.500%, 8/01/31	8/19 at 100.00	Aa2	1,130,795

600	Hemet Unified School District, Riverside County, California, General Obligation Bonds, Series 2008B, 5.000%, 8/01/30 – AGC Insured	8/16 at 102.00	AA–	677,196

	Jefferson Union High School District, San Mateo County, California, General Obligation Bonds, Series 2000A:
300	6.250%, 2/01/14 – NPFG Insured	No Opt. Call	A+	315,672
460	6.250%, 8/01/20 – NPFG Insured	No Opt. Call	A+	582,148

1,460	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, Series 2004, 5.000%, 8/01/24 – FGIC Insured	8/13 at 100.00	AA–	1,500,880

500	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2009A, 5.500%, 8/01/29	8/19 at 100.00	Aa2	604,060

100	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2009D, 5.000%, 1/01/34	7/19 at 100.00	Aa2	116,825

100	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation Bonds, Refunding Series 2005, 5.250%, 8/01/22 – FGIC Insured	No Opt. Call	Aa2	133,390

2,405	Oak Valley Hospital District, Stanislaus County, California, General Obligation Bonds, Series 2005, 5.000%, 7/01/31 – FGIC Insured	7/14 at 101.00	A1	2,516,953

1,155	Pittsburg Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2009B, 5.500%, 8/01/34 – AGM Insured	8/18 at 100.00	AA–	1,340,043

855	Pomona Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2001A, 5.950%, 2/01/17 – NPFG Insured	No Opt. Call	A	990,133

5,000	Poway Unified School District, San Diego County, California, School Facilities Improvement District 2007-1 General Obligation Bonds, Series 2009A, 0.000%, 8/01/29	No Opt. Call	Aa2	2,569,000

36	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$50	Puerto Rico Government Development Bank, Senior Note Revenue Bonds, Senior Lien, Series 2006B, 5.000%, 12/01/14	No Opt. Call	Baa1	$52,842

1,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 1996, 6.500%, 7/01/15 – AGM Insured	No Opt. Call	AA	1,121,060

545	Roseville Joint Union High School District, Placer County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured	8/15 at 100.00	AA–	600,677

4,070	San Benito Health Care District, California, General Obligation Bonds, Series 2005, 5.000%, 7/01/31 – SYNCORA GTY Insured	7/14 at 101.00	BBB+	4,174,762

1,265	San Bernardino Community College District, California, General Obligation Bonds, Series 2008A, 6.500%, 8/01/27	8/18 at 100.00	Aa2	1,580,567

2,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series 2009A, 0.000%, 7/01/33	7/24 at 100.00	Aa2	1,675,780

1,000	Santa Ana Unified School District, Orange County, California, General Obligation Bonds, Series 2008A, 5.250%, 8/01/28	8/18 at 100.00	Aa3	1,155,070

1,000	Santa Barbara Community College District, California, General Obligation Bonds, Series 2008A, 5.250%, 8/01/27	8/18 at 100.00	AA+	1,201,560

5,000	Southwestern Community College District, San Diego County, California, General Obligation Bonds, Election of 2008, Series 2011C, 5.250%, 8/01/36	8/21 at 100.00	Aa2	5,990,150

3,040	Sulphur Springs Union School District, Los Angeles County, California, General Obligation Bonds, Series 1991A, 0.000%, 9/01/15 – NPFG Insured	No Opt. Call	BBB	2,920,285

8,500	Tahoe Forest Hospital District, Placer and Nevada Counties, California, General Obligation Bonds, Series 2010B, 5.500%, 8/01/35	8/18 at 100.00	Aa3	9,999,568

	Tulare Local Health Care District, California, General Obligation Bonds, Series 2009B-1:
500	6.375%, 8/01/25	8/19 at 100.00	A1	613,460
1,005	6.500%, 8/01/26	8/19 at 100.00	A1	1,238,622

1,530	Victor Valley Community College District, San Bernardino County, California, General Obligation Bonds, Election of 2008 Series 2009A, 5.000%, 8/01/31	8/19 at 100.00	Aa2	1,726,972

2,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/31 – AGC Insured	8/26 at 100.00	AA–	1,556,940

1,100	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/24	No Opt. Call	Aa3	1,461,493

770	West Covina Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2002A Refunding, 5.350%, 2/01/20 – NPFG Insured	No Opt. Call	A+	921,120

1,000	Whittier Union High School District, Los Angeles County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/34	8/19 at 38.81	AA–	280,940

3,500	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42	No Opt. Call	Aa2	1,678,145
124,515	Total Tax Obligation/General			135,951,590
	Tax Obligation/Limited – 35.7%

4,915	Alameda County Redevelopment Agency, California, Eden Area Redevelopment Project, Tax Allocation Bonds, Series 2006A, 5.000%, 8/01/36 – NPFG Insured	8/16 at 100.00	A–	5,042,937

1,000	Anitoch Area Public Facilities Financing Agency, California, Special Tax Bonds, Community Facilities District 1989-1, Refunding Series 2006, 4.000%, 8/01/18 – AMBAC Insured	8/16 at 100.00	A1	1,043,140

	Apple Valley Public Financing Authority, California, Lease Revenue Bonds, Town Hall Annex Project, Series 2007A:
485	4.500%, 9/01/17 – AMBAC Insured	No Opt. Call	A–	554,321
500	5.000%, 9/01/27 – AMBAC Insured	9/17 at 100.00	A–	554,060

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$105	Barstow Redevelopment Agency, California, Tax Allocation Bonds, Central Redevelopment Project, Series 1994A, 7.000%, 9/01/14 – NPFG Insured	No Opt. Call	BBB	$111,710

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 17B, Series 2011A, 6.125%, 9/01/31	9/21 at 100.00	N/R	1,092,210

1,655	Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005, 5.000%, 10/01/36 – AMBAC Insured	10/15 at 100.00	N/R	1,275,293

2,250	Brea and Olinda Unified School District, Orange County, California, Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 – AGM Insured	2/13 at 100.00	AA–	2,258,123

	Brea Public Finance Authority, California, Revenue Bonds, Series 2008A:
2,105	7.000%, 9/01/23	9/16 at 102.00	BBB+	2,323,373
2,000	7.125%, 9/01/26	9/16 at 102.00	BBB+	2,202,120

1,960	California Infrastructure and Economic Development Bank, Revenue Bonds, North County Center for Self-Sufficiency Corporation, Series 2004, 5.000%, 12/01/25 – AMBAC Insured	12/13 at 100.00	AA+	2,048,866

540	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health, Coalinga State Hospital, Series 2004A, 5.500%, 6/01/16	6/14 at 100.00	A2	579,069

2,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.750%, 10/01/30	10/19 at 100.00	A2	3,034,700

2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009-I, 6.375%, 11/01/34	11/19 at 100.00	A2	2,468,840

3,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 6.000%, 3/01/35	3/20 at 100.00	A2	3,635,880

685	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured	9/15 at 100.00	BBB	712,434

225	Cathedral City Public Financing Authority, California, Tax Allocation Bonds, Housing Set-Aside, Series 2002D, 5.000%, 8/01/26 – NPFG Insured	8/14 at 100.00	A	229,716

740	Cerritos Public Financing Authority, California, Tax Allocation Revenue Bonds, Los Cerritos Redevelopment Projects, Series 2002A, 5.000%, 11/01/15 – AMBAC Insured	No Opt. Call	A–	799,163

	Chino Public Financing Authority, California, Revenue Refunding Bonds, Series 2012:
1,000	5.000%, 9/01/30	9/22 at 100.00	N/R	1,060,130
1,160	5.000%, 9/01/34	9/22 at 100.00	N/R	1,209,961
310	5.000%, 9/01/38	9/22 at 100.00	N/R	320,373

1,400	Chula Vista Public Financing Authority, California, Pooled Community Facility District Assessment Revenue Bonds, Series 2005A, 5.000%, 9/01/29 – NPFG Insured	9/15 at 100.00	BBB	1,432,032

635	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	8/20 at 100.00	N/R	648,081

1,420	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Second Lien Series 2010B, 5.000%, 8/01/25	8/20 at 100.00	N/R	1,425,282

1,060	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36	12/21 at 100.00	A+	1,329,007

6,265	Escondido Joint Powers Financing Authority, California, Lease Revenue Bonds, Water System Financing, Series 2012, 5.000%, 9/01/41	3/22 at 100.00	AA–	7,202,307

1,000	Fullerton Community Facilities District 1, California, Special Tax Bonds, Amerige Heights, Refunding Series 2012, 5.000%, 9/01/26	9/22 at 100.00	A–	1,145,040

1,650	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 4.550%, 6/01/22 – AGM Insured	6/18 at 100.00	AA–	1,854,930

38	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$6,715	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds, Series 2006, 5.000%, 9/01/26 – SYNCORA GTY Insured	9/16 at 100.00	N/R	$7,019,794

2,075	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	BB+	1,915,765

1,660	Highland, California, Special Tax Bonds, Communitiy Facilities District 01-1, Refunding, Series 2011, 5.500%, 9/01/28	9/21 at 100.00	BBB	1,854,602

	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Subordinate Lien Series 2007A-1:
430	5.000%, 5/01/24 – AMBAC Insured	5/17 at 100.00	BBB+	446,013
1,155	5.000%, 5/01/25 – AMBAC Insured	5/17 at 100.00	BBB+	1,193,288

740	Irvine, California, Unified School District, Community Facilities District 06-1 Special Tax Bonds, Series 2010, 6.700%, 9/01/35	9/20 at 100.00	N/R	861,811

	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds, Series 2006A:
170	5.000%, 9/01/26	9/16 at 100.00	N/R	175,525
395	5.125%, 9/01/36	9/16 at 100.00	N/R	405,744

335	Irwindale Community Redevelopment Agency, California, Tax Allocation Bonds, City Industrial Development Project, Subordinate Lien Refunding Series 2006, 5.000%, 12/01/18 – AMBAC Insured	No Opt. Call	BBB+	370,778

	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 25 Eastvale Area, Series 2008A:
1,000	8.375%, 9/01/28	9/18 at 100.00	N/R	1,175,270
3,205	8.875%, 9/01/38	9/18 at 100.00	N/R	3,769,817

1,300	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area C, Series 2010A, 6.250%, 9/01/40	9/18 at 100.00	N/R	1,339,793

500	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39	8/19 at 100.00	BBB+	581,605

2,500	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas, Subordinate Lien Series 2003B, 5.000%, 8/01/34 – FGIC Insured	8/13 at 100.00	BBB+	2,505,275

1,870	Lancaster Redevelopment Agency, California, Tax Allocation Refunding Bonds, Combined Area Sheriff’s Facilities Projects, Series 2004, 5.000%, 12/01/23 – SYNCORA GTY Insured	12/14 at 100.00	A	1,994,486

	Lancaster Redevelopment Agency, California, Tax Allocation Refunding Bonds, Combined Fire Protection Facilities Project, Series 2004:
800	5.250%, 12/01/17 – SYNCORA GTY Insured	12/14 at 100.00	A	851,232
1,120	5.000%, 12/01/23 – SYNCORA GTY Insured	12/14 at 100.00	A	1,194,558

4,555	Long Beach Bond Finance Authority, California, Multiple Project Tax Allocation Bonds, Housing and Gas Utility Financing Project Areas, Series 2005A-1, 5.000%, 8/01/35 – AMBAC Insured	8/15 at 100.00	BBB+	4,642,410

	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social Services Project, Series 2005:
1,200	5.000%, 9/01/16 – AMBAC Insured	9/15 at 100.00	A1	1,330,716
2,460	5.000%, 9/01/37 – AMBAC Insured	9/15 at 100.00	A1	2,541,844

2,565	Los Angeles Community Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Bunker Hill Redevelopment Project, Series 2004L, 5.000%, 3/01/17	3/13 at 100.00	BBB–	2,577,902

1,000	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill Project, Series 2004A, 5.000%, 12/01/20 – AGM Insured	12/14 at 100.00	AA–	1,079,140

330	Los Angeles, California, Certificates of Participation, Department of Public Social Services, Sonnenblick Del Rio West LA, Senior Lien Series 2000, 6.000%, 11/01/19 – AMBAC Insured	2/13 at 100.00	A2	331,548

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$325	Maywood Community Development Commission, California, Tax Allocation Bonds, Merged Maywood Redevelopement Project Area, Series 2007, 4.500%, 8/01/37 – RAAI Insured	8/17 at 102.00	N/R	$277,482

970	Milpitas, California, Local Improvement District 20 Limited Obligation Bonds, Series 1998A, 5.700%, 9/02/18	3/13 at 103.00	N/R	1,003,727

	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2003-1, Series 2004:
805	5.550%, 9/01/29	9/14 at 100.00	N/R	824,272
1,250	5.650%, 9/01/34	9/14 at 100.00	N/R	1,279,450

7,100	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A, 5.000%, 8/01/37 – NPFG Insured	8/17 at 100.00	A–	7,327,555

350	Murrieta, California, Special Tax Bonds, Community Facilities District 2000-2, The Oaks Improvement Area A, Series 2004A, 5.750%, 9/01/20	9/14 at 100.00	N/R	361,445

205	Murrieta, California, Special Tax Bonds, Community Facilities District 2003-3, Creekside Village Improvement Area 1, Series 2005, 5.200%, 9/01/35	3/13 at 100.00	N/R	205,340

	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011:
625	6.500%, 8/01/24	8/21 at 100.00	A–	797,344
2,705	7.000%, 8/01/32	8/21 at 100.00	A–	3,450,579

1,000	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1, Refunding Series 2010, 6.000%, 3/01/36	3/20 at 100.00	A	1,147,470

300	Norco, California, Community Facilities District 97-1, Norco Hills, Special Tax Refunding Series 2005, 4.875%, 10/01/30 – AGC Insured	10/15 at 100.00	AA–	313,800

230	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	BBB+	272,939

2,070	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central District Redevelopment Project, Series 2003, 5.500%, 9/01/16 – FGIC Insured	3/13 at 100.00	A–	2,089,355

1,000	Palm Desert Finance Authority, California, Tax Allocation Revenue Bonds, Project Area 4, Refunding Series 2006A, 5.000%, 10/01/29 – NPFG Insured	10/16 at 100.00	A–	1,036,800

2,350	Palm Desert Financing Authority, California, Housing Set Aside Tax Allocation Bonds, Refunding Series 2007, 5.000%, 10/01/22 – NPFG Insured	10/17 at 100.00	Baa2	2,503,314

1,000	Palm Desert Financing Authority, California, Tax Allocation Revenue Bonds, Project Area 1, Series 2003, 5.000%, 4/01/30 – NPFG Insured	No Opt. Call	BBB	1,002,400

2,500	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.500%, 4/01/35	4/13 at 102.00	BB	2,560,675

14,050	Paramount Redevelopment Agency, California, Tax Allocation Refunding Bonds, Redevelopment Project Area 1, Series 1998, 0.000%, 8/01/26 – NPFG Insured	No Opt. Call	A–	6,997,603

	Perris Union High School District Financing Authority, Riverside County, California, Revenue Bonds, Series 2011:
225	6.000%, 9/01/33	3/13 at 103.00	N/R	232,445
490	6.125%, 9/01/41	3/13 at 103.00	N/R	506,057

3,355	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28	9/18 at 100.00	BBB–	3,709,355

1,600	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007AS, 5.000%, 2/01/31 – AMBAC Insured	2/17 at 100.00	A	1,673,616

750	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paugay Redevelopment Project, Series 2003A, 5.250%, 6/15/20 – NPFG Insured	6/13 at 100.00	A	765,420

2,300	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paugay Redevelopment Project, Series 2007, 5.000%, 6/15/30 – NPFG Insured	6/17 at 100.00	A	2,392,184

40	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$650	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 6, Series 2005, 5.000%, 9/01/23	3/13 at 103.00	BBB+	$671,704

500	Ramona Unified School District, San Diego County, California, Certificates of Participation, Refunding Series 2007, 5.000%, 5/01/32 – NPFG Insured	5/17 at 100.00	A	522,630

	Rancho Cucamonga Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Series 2007A:
310	4.125%, 9/01/18 – NPFG Insured	9/17 at 100.00	A+	326,384
500	5.000%, 9/01/34 – NPFG Insured	9/17 at 100.00	A+	516,820

630	Rancho Cucamonga Redevelopment Agency, California, Tax Allocation Revenue Bonds, Rancho Redevelopment Project, Series 2004, 4.500%, 9/01/32 – AMBAC Insured	9/14 at 100.00	A+	634,555

1,645	Rancho Cucamonga, California, Limited Obligation Improvement Bonds, Masi Plaza Assessment District 93-1, Series 1997, 6.250%, 9/02/22	3/13 at 100.00	N/R	1,654,492

1,045	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.750%, 9/01/30	9/21 at 100.00	BBB+	1,220,884

595	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	A–	606,983

2,345	Richmond Redevelopment Agency, California, Harbour Project Tax Allocation Bonds, Series 1998A Refunding, 5.500%, 7/10/18 – NPFG Insured	2/13 at 100.00	AA	2,353,981

260	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple Projects, Series 2005A, 5.000%, 10/01/24 – SYNCORA GTY Insured	10/15 at 100.00	BBB	265,353

2,950	Riverside County Redevelopment Agency, California, Interstate 215 Corridor Redevelopment Project Area Tax Allocation Bonds, Series 2010E, 6.250%, 10/01/30	10/20 at 100.00	A–	3,390,406

100	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 6.500%, 10/01/25	10/21 at 100.00	A–	115,467

1,250	Riverside Unified School District Finance Authority, Riverside County, California, Revenue Bonds Series 2012A, 5.000%, 9/01/32	9/22 at 100.00	A–	1,409,788

740	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%, 8/01/25 – AMBAC Insured	8/13 at 100.00	AA–	756,532

3,560	Roseville, California, Special Tax Bonds, Community Facilities District 1 – Woodcreek West, Series 2005, 5.000%, 9/01/30 – AMBAC Insured	9/15 at 100.00	A–	3,654,055

1,000	Roseville, California, Special Tax Bonds, Community Facilities District 1 Diamond Creek, Series 2007, 5.000%, 9/01/37	3/13 at 103.00	N/R	877,650

1,700	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A, 5.400%, 11/01/20 – AMBAC Insured	No Opt. Call	A1	1,988,133

500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993B, 5.400%, 11/01/20	No Opt. Call	A1	584,745

850	San Bernardino County Redevelopment Agency, California, Tax Allocation Refunding Bonds, San Sevaine Project, Series 2005A, 5.000%, 9/01/16 – RAAI Insured	9/15 at 100.00	BBB	897,328

1,955	San Francisco City and County Redevelopment Agency, California, Hotel Occupancy Tax Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/25 – AGM Insured	6/21 at 100.00	AA–	2,286,979

5,180	San Francisco City and County, California, Certificates of Participation, Refunding Series 2010A, 5.000%, 10/01/30	10/20 at 100.00	AA–	6,050,033

	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2006B:
325	4.100%, 8/01/14 – RAAI Insured	No Opt. Call	A–	334,896
250	4.250%, 8/01/16 – RAAI Insured	No Opt. Call	A–	264,160
380	4.375%, 8/01/18 – RAAI Insured	8/16 at 100.00	A–	397,609

1,185	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41	2/21 at 100.00	A–	1,439,135

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D:
$80	7.000%, 8/01/33	2/21 at 100.00	BBB	$95,069
105	7.000%, 8/01/41	2/21 at 100.00	BBB	123,163

3,500	San Jose Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2010A-1, 5.500%, 8/01/35	8/20 at 100.00	A	3,655,400

2,990	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2003, 5.000%, 8/01/19 – FGIC Insured	8/13 at 100.00	BBB	3,020,079

	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C:
590	5.000%, 8/01/25 – NPFG Insured	8/17 at 100.00	BBB	606,514
1,560	5.000%, 8/01/26 – NPFG Insured	8/17 at 100.00	BBB	1,606,332

	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006D:
1,900	5.000%, 8/01/18 – AMBAC Insured	8/17 at 100.00	BBB	1,971,079
645	5.000%, 8/01/19 – AMBAC Insured	8/17 at 100.00	BBB	661,138
540	5.000%, 8/01/21 – AMBAC Insured	8/17 at 100.00	BBB	553,511

	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2008B:
1,025	6.375%, 8/01/21	8/18 at 100.00	BBB	1,127,685
480	6.500%, 8/01/23	8/18 at 100.00	BBB	528,792

350	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A, 5.000%, 8/01/20 – NPFG Insured	8/15 at 100.00	BBB	362,166

1,000	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 1, 2 and 3, Series 2003A, 5.000%, 8/01/33 – FGIC Insured	8/13 at 100.00	A–	1,012,080

6,000	San Marcos Redevelopment Agency, California, Tax Allocation Bonds, Affordable Housing Project, Series 1997A, 6.000%, 10/01/27 (Alternative Minimum Tax)	2/13 at 100.00	AA–	6,013,680

315	Sand City Redevelopment Agency, Monterrey County, California, Tax Allocation Revenue Bonds, Redevelopment Project, Series 2008A, 4.000%, 11/01/19 – AGC Insured	11/18 at 100.00	Aa3	335,607

2,140	Santa Ana Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2011A, 6.750%, 9/01/28	3/21 at 100.00	A+	2,687,048

3,500	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project, Series 1999A, 5.500%, 6/01/23 – AMBAC Insured	6/13 at 100.00	A	3,580,710

6,345	Santa Clara Valley Transportation Authority, California, Sales Tax Revenue Bonds, Series 2007A, 5.000%, 4/01/36 – AMBAC Insured	4/17 at 100.00	AA+	7,254,556

	Santa Cruz County Redevelopment Agency, California, Tax Allocation Bonds, Live Oak-Soquel Community Improvement Project Area, Series 2009A:
1,860	6.625%, 9/01/29	9/19 at 100.00	A	2,238,380
2,805	7.000%, 9/01/36	9/19 at 100.00	A	3,393,517

1,500	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 6.500%, 8/01/26	2/21 at 100.00	A	1,873,125

2,815	Shafter Joint Powers Financing Authority, California, Lease Revenue Bonds, Community Correctional Facility Acquisition Project, Series 1997A, 6.050%, 1/01/17	1/13 at 100.00	A3	2,824,205

180	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011, 7.000%, 10/01/26	4/21 at 100.00	N/R	202,712

205	Soledad Redevelopment Agency, California, Tax Allocation Bonds, Soledad Redevelopment Project, Series 2007A, 4.500%, 12/01/16 – SYNCORA GTY Insured	No Opt. Call	BB+	195,670

42	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	South Tahoe Redevelopment Agency, California, Community Facilities District 2001-1 , Heavenly Village, Special Tax Refunding Bonds, Series 2007:
$120	4.400%, 10/01/15	No Opt. Call	N/R	$127,715
125	4.500%, 10/01/16	10/15 at 102.00	N/R	134,920
280	4.600%, 10/01/18	10/15 at 102.00	N/R	298,290

1,300	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 03-01 Crowne Hill, Series 2012, 5.000%, 9/01/30	9/22 at 100.00	BBB+	1,406,782

500	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing Bonds Series 2011A, 6.750%, 8/01/31	8/21 at 100.00	A	624,185

1,000	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project 1, Series 2002, 5.250%, 8/01/36 – NPFG Insured	2/13 at 100.00	A–	1,001,060

	Travis Unified School District, Solano County, California, Certificates of Participation, Series 2006:
300	4.500%, 9/01/16 – FGIC Insured	No Opt. Call	N/R	323,814
6,700	5.000%, 9/01/31 – FGIC Insured	9/16 at 100.00	N/R	6,841,839

2,500	Tulare Public Financing Authority, California, Lease Revenue Bonds, Series 2008, 5.250%, 4/01/27 – AGC Insured	4/18 at 100.00	AA-	2,964,175

1,225	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.000%, 9/01/25	3/21 at 100.00	BBB+	1,427,627

2,000	Tustin, California, Community Facilities District 2007-1, Legacy-Retail Center Special Tax Bonds, 6.000%, 9/01/37	9/17 at 100.00	N/R	2,112,040

1,045	Ukiah Redevelopment Agency, California, Tax Allocation Bonds, Ukiah Redevelopment Project, Series 2011A, 6.500%, 12/01/28	6/21 at 100.00	A	1,235,869

240	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 6.375%, 12/01/23	12/21 at 100.00	A	305,513

	Upland, California, Special Tax Bonds, Community Facilities District 2003-2 Improvement Area 1 The Colonies at San Antonio, Series 2012:
350	5.000%, 9/01/31	9/22 at 100.00	BBB	372,484
1,000	5.000%, 9/01/34	9/22 at 100.00	BBB	1,051,150

25	Vernon Redevelopment Agency, California, Tax Allocation Bonds, Industrial Redevelopment Project, Series 2005, 5.000%, 9/01/35 – NPFG Insured	9/15 at 100.00	BBB	25,383

	Vista Community Development Commission, California, Taxable Non-Housing Tax Allocation Revenue Bonds, Vista Redevlopment Project, Series 2011:
7,600	6.000%, 9/01/33	9/21 at 100.00	A–	9,011,852
7,920	6.125%, 9/01/37	9/21 at 100.00	A–	9,360,569

400	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2006A, 5.000%, 9/01/34 – SYNCORA GTY Insured	No Opt. Call	BBB+	434,532

320	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds, Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32	9/21 at 100.00	A–	391,952

1,965	Yuba City Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A, 6.000%, 9/01/31	9/14 at 100.00	N/R	2,003,357
238,950	Total Tax Obligation/Limited			251,080,669
	Transportation – 3.0%

1,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series 2004A, 0.000%, 10/01/14 – AMBAC Insured	No Opt. Call	BBB+	960,010

6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35 – NPFG Insured	1/13 at 100.00	BBB	6,500,520

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999:
2,750	5.875%, 1/15/28	1/14 at 101.00	BBB–	2,848,230
3,255	5.750%, 1/15/40 – NPFG Insured	1/13 at 100.00	BBB	3,257,344

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Transportation (continued)

	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue Bonds, Series 2006:
$285	5.450%, 7/01/20 (Alternative Minimum Tax)	7/14 at 102.00	N/R	$287,568
215	5.550%, 7/01/28 (Alternative Minimum Tax)	7/14 at 102.00	N/R	215,404

4,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2002, Issue 32G, 5.000%, 5/01/24 – FGIC Insured	5/16 at 100.00	A+	4,490,520

1,290	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, San Francisco International Airport, SFO Fuel Company LLC, Series 1997A, 5.250%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	1/13 at 100.00	A3	1,292,425

1,320	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, San Francisco International Airport, SFO Fuel Company LLC, Series 2000A, 6.100%, 1/01/20 – AGM Insured (Alternative Minimum Tax)	1/13 at 100.00	AA–	1,324,620
20,615	Total Transportation			21,176,641
	U.S. Guaranteed – 3.0% (4)

1,015	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, The Jackson Laboratory, Series 2007, 5.750%, 7/01/37 (Pre-refunded 7/01/15)	7/15 at 102.00	A1 (4)	1,172,792

210	Barstow Redevelopment Agency, California, Tax Allocation Bonds, Central Redevelopment Project, Series 1994A, 7.000%, 9/01/14 – NPFG Insured (ETM)	9/13 at 100.00	BBB (4)	225,834

500	Bonita Unified School District, San Diego County, California, General Obligation Bonds, Series 2004A, 5.250%, 8/01/20 (Pre-refunded 8/01/14) – NPFG Insured	8/14 at 100.00	AA (4)	541,180

1,490	California Statewide Community Development Authority, Health Facility Revenue Refunding Bonds, Memorial Health Services, Series 2003A, 6.000%, 10/01/23 (Pre-refunded 4/01/13)	4/13 at 100.00	AA– (4)	1,519,100

	Central Unified School District, Fresno County, California, General Obligation Bonds, Series 2004A:
1,000	5.500%, 7/01/22 (Pre-refunded 7/01/14) – FGIC Insured	7/14 at 100.00	A+ (4)	1,075,990
1,500	5.500%, 7/01/24 (Pre-refunded 7/01/14) – FGIC Insured	7/14 at 100.00	A+ (4)	1,613,985

2,500	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds, Franciscan Mobile Home Park Project, Series 2002A, 5.800%, 12/15/25 (Pre-refunded 12/15/13)	12/13 at 102.00	A (4)	2,690,500

2,525	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	2,598,124

2,500	Los Angeles County Schools, California, Certificates of Participation, Pooled Financing Program, Regionalized Business Services Corporation, Series 2003A, 5.000%, 9/01/22 (Pre-refunded 9/01/13) – AGM Insured	9/13 at 100.00	AA– (4)	2,587,075

1,325	Los Angeles Harbors Department, California, Revenue Bonds, Series 1988, 7.600%, 10/01/18 (ETM)	10/13 at 100.00	AA+ (4)	1,603,595

2,000	Murrieta Valley Unified School District, Riverside County, California, General Obligation Bonds, Series 2003A, 5.000%, 9/01/26 (Pre-refunded 9/01/13) – FGIC Insured	9/13 at 100.00	A+ (4)	2,071,680

435	Oakland, California, General Obligation Bonds, Series 2003A, 5.000%, 1/15/26 (Pre-refunded 1/15/13) – NPFG Insured	1/13 at 100.00	Aa2 (4)	437,614

	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1993X:
75	5.500%, 7/01/15 – NPFG Insured (ETM)	No Opt. Call	A3 (4)	82,507
25	5.500%, 7/01/15 – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	26,896

1,505	San Mateo Union High School District, San Mateo County, California, Certificates of Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured	12/17 at 100.00	AA– (4)	1,826,603

44	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (4) (continued)

$1,000	Washington Unified School District, Yolo County, California, General Obligation Bonds, Series 2004A, 5.000%, 8/01/22 (Pre-refunded 8/01/13) – FGIC Insured	8/13 at 100.00	AA– (4)	$1,031,900
19,605	Total U.S. Guaranteed			21,105,375
	Utilities – 3.5%

2,445	California Statewide Community Development Authority, Certificates of Participation Refunding, Rio Bravo Fresno Project, Series 1999A, 6.500%, 12/01/18	2/13 at 100.00	N/R	2,417,249

500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A–2, 5.000%, 7/01/21 – NPFG Insured	7/13 at 100.00	AA–	514,095

	Merced Irrigation District, California, Certificates of Participation, Water and Hydroelectric Series 2008B:
4,535	0.000%, 9/01/23	9/16 at 64.56	A	2,487,674
27,110	0.000%, 9/01/33	9/16 at 32.62	A	7,357,383
12,000	0.000%, 9/01/38	9/16 at 23.21	A	2,307,840

1,210	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,254,988

3,470	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Co–Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26 (Alternative Minimum Tax)	2/13 at 100.00	Ba1	3,484,401

1,950	Salinas Valley Solid Waste Authority, California, Revenue Bonds, Series 2002, 5.250%, 8/01/27 – AMBAC Insured (Alternative Minimum Tax)	2/13 at 100.00	A+	1,954,622

2,700	Santa Clara, California, Subordinate Electric Revenue Bonds, Series 2003A, 5.000%, 7/01/23 – NPFG Insured	7/13 at 100.00	A+	2,771,739
55,920	Total Utilities			24,549,991
	Water and Sewer – 6.5%

	Banning Utility Authority, California, Water Revenue Bonds, Series 2005:
1,025	5.000%, 11/01/20 – FGIC Insured	11/16 at 100.00	A+	1,169,915
1,040	5.000%, 11/01/23 – FGIC Insured	11/16 at 100.00	A+	1,187,035

3,000	Brentwood Infrastructure Financing Authority, California, Water Revenue Bonds, Series 2008, 5.750%, 7/01/38	7/18 at 100.00	AA	3,463,860

2,000	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds, Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 – AGM Insured	10/13 at 100.00	AA–	2,069,200

1,680	Castaic Lake Water Agency, California, Certificates of Participation, Series 2004A, 5.000%, 8/01/20 – AMBAC Insured	8/14 at 100.00	AA	1,798,625

1,150	Compton, California, Sewer Revenue Bonds, Series 1998 Refunding, 5.375%, 9/01/23 – NPFG Insured	2/13 at 100.00	BBB	1,150,414

1,250	Cucamonga Valley Water District, California, Certificates of Participation, Series 2006, 5.000%, 9/01/36 – NPFG Insured	9/16 at 100.00	AA–	1,343,338

15	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2007A-2, 5.000%, 7/01/44 – AMBAC Insured	7/17 at 100.00	AA	17,075

3,745	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Series 2009A, 5.750%, 6/01/26	6/19 at 100.00	AA+	4,681,550

5,000	Metropolitan Water District of Southern California, Water Revenue Bonds, 2006 Authorization Series 2007A, 5.000%, 7/01/37	7/17 at 100.00	AAA	5,782,350

1,000	Norco Financing Authority, California, Enterprise Revenue Refunding Bonds, Series 2009, 5.625%, 10/01/34 – AGM Insured	10/19 at 100.00	AA–	1,166,150

805	Oakdale Irrigation District, California, Certificates of Participation, Water Facilities Project, Series 2009, 5.500%, 8/01/34	8/19 at 100.00	AA	932,383

1,770	Pomona Public Financing Authority, California, Revenue Bonds, Water Facilities Project, Series 2007AY, 5.000%, 5/01/27 – AMBAC Insured	5/17 at 100.00	A+	2,022,101

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

	Rowland Water District, California, Certificates of Participation, Recycled Water Project, Series 2008:
$565	5.750%, 12/01/24	12/18 at 100.00	AA–	$705,476
480	5.750%, 12/01/25	12/18 at 100.00	AA–	595,286
500	6.250%, 12/01/39	12/18 at 100.00	AA–	604,065

2,000	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Series 2011A, 5.000%, 11/01/41 (WI/DD, Settling 12/03/12)	11/21 at 100.00	AA–	2,363,300

8,275	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Series 2012A, 5.000%, 11/01/35	5/22 at 100.00	AA–	9,897,891

2,780	West Basin Municipal Water District, California, Revenue Bonds, Tender Option Bonds Trust 1035, 17.729%, 8/01/36 (IF) (5)	8/21 at 100.00	Aa2	4,655,833

250	Yuba Levee Financing Authority, California, Revenue Bonds, Yuba County Levee Financing Project, Series 2008A, 5.000%, 9/01/38 – AGC Insured	9/17 at 100.00	AA–	282,430
38,330	Total Water and Sewer			45,888,277
$682,735	Total Investments (cost $631,513,797) – 99.0%			696,929,272
	Other Assets Less Liabilities – 1.0%			7,189,181
	Net Assets – 100%			$704,118,453

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$696,929,272	$—	$696,929,272
*	Refer to the Fund’s Portfolio of Investments for industry classifications.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a

46	Nuveen Investments

similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2012, the cost of investments was $631,221,721.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2012, were as follows:

Gross unrealized:
Appreciation	$66,384,115
Depreciation	(676,564)
Net unrealized appreciation (depreciation) of investments	$65,707,551

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

Nuveen Investments	47

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 1.9%

$3,740	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/13 at 100.00	BBB+	$3,744,226

3,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	BBB	3,573,450
6,740	Total Consumer Staples			7,317,676
	Education and Civic Organizations – 20.4%

210	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/20	4/17 at 100.00	BBB–	216,922

1,185	Connecticut Health and Education Facilities Authority, Revenue Bonds, Connecticut College, Series 2011H, 5.000%, 7/01/41	7/21 at 100.00	A2	1,373,403

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Brunswick School, Series 2012C:
1,000	5.000%, 7/01/31	7/22 at 100.00	A+	1,203,870
500	5.000%, 7/01/32	7/22 at 100.00	A+	598,180

1,490	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School, Series 1998A, 5.000%, 7/01/18 – RAAI Insured	1/13 at 100.00	N/R	1,493,055

1,435	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School, Series 2006B, 5.000%, 7/01/36 – RAAI Insured	7/16 at 100.00	N/R	1,482,455

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate School, Series 2007A:
960	5.000%, 7/01/27 – RAAI Insured	7/17 at 100.00	N/R	1,019,242
400	5.000%, 7/01/32 – RAAI Insured	7/17 at 100.00	N/R	419,500

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College, Series 2007G, 4.500%, 7/01/37 – NPFG Insured	7/17 at 100.00	A2	2,126,280

3,205	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2010-O, 5.000%, 7/01/35	7/20 at 100.00	A–	3,631,137

650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Kent School, Series 2004D, 5.000%, 7/01/16 – NPFG Insured	1/15 at 100.00	Baa2	695,643

4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2006H, 5.000%, 7/01/36 – AMBAC Insured	7/16 at 100.00	A–	4,421,960

4,450	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2007-I, 5.000%, 7/01/25 – NPFG Insured	7/17 at 100.00	A–	5,136,012

4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2007-K2, 5.000%, 7/01/31 – NPFG Insured	7/18 at 100.00	A–	4,566,200

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G:
1,000	5.125%, 7/01/26	7/21 at 100.00	BBB	1,132,260
2,500	5.625%, 7/01/41	7/21 at 100.00	BBB	2,871,975

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2012H:
1,255	5.000%, 7/01/26 – AGM Insured	7/22 at 100.00	AA–	1,474,738
1,750	5.000%, 7/01/27 – AGM Insured	7/22 at 100.00	AA–	2,045,225

650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2004H, 5.000%, 7/01/17 – NPFG Insured	7/14 at 100.00	A+	695,292

2,010	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2007J, 4.500%, 7/01/37 – NPFG Insured	7/17 at 100.00	A1	2,132,751

1,400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2010M, 4.250%, 7/01/28	7/20 at 100.00	A+	1,577,086

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford, Series 2006G:
4,995	5.250%, 7/01/26 – RAAI Insured	7/16 at 100.00	BBB–	5,300,894
2,250	5.250%, 7/01/36 – RAAI Insured	7/16 at 100.00	BBB–	2,331,608

685	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2003X-1, 5.000%, 7/01/42	7/13 at 100.00	AAA	703,865

48	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$10,050	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-1, 5.000%, 7/01/42	7/16 at 100.00	AAA	$11,236,099

3,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-3, 5.050%, 7/01/42	7/17 at 100.00	AAA	3,464,490

1,890	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan Program, Series 2010A, 4.000%, 11/15/30	11/20 at 100.00	Aa3	2,054,581

2,670	University of Connecticut, General Obligation Bonds, Series 2005A, 5.000%, 2/15/17 – AGM Insured	2/15 at 100.00	AA	2,939,697

	University of Connecticut, General Obligation Bonds, Series 2009A:
1,000	5.000%, 2/15/27	2/19 at 100.00	AA	1,211,670
1,000	5.000%, 2/15/28	2/19 at 100.00	AA	1,211,670

630	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/27	11/19 at 100.00	Aa2	765,242

	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2012A:
2,000	5.000%, 11/15/27 (WI/DD, Settling 12/13/12)	11/22 at 100.00	Aa2	2,542,620
4,605	5.000%, 11/15/28 (WI/DD, Settling 12/13/12)	11/22 at 100.00	Aa2	5,834,857
70,825	Total Education and Civic Organizations			79,910,479
	Health Care – 16.7%

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital, Series 2002B:
920	5.500%, 7/01/21 – RAAI Insured	7/13 at 100.50	N/R	930,175
4,025	5.500%, 7/01/32 – RAAI Insured	1/13 at 100.00	N/R	4,068,390

640	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2000A, 6.000%, 7/01/25 – RAAI Insured	7/25 at 100.00	N/R	641,082

2,240	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2005, 5.000%, 7/01/25 – RAAI Insured	7/15 at 100.00	N/R	2,291,117

9,075	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford Healthcare, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	A	10,066,079

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special Care, Series 2007C:
500	5.250%, 7/01/22 – RAAI Insured	7/17 at 100.00	BBB–	537,860
1,055	5.250%, 7/01/32 – RAAI Insured	7/17 at 100.00	BBB–	1,104,089

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lawrence and Memorial Hospitals, Series 2011F, 5.000%, 7/01/36	7/21 at 100.00	A+	1,129,770

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2011N:
495	5.000%, 7/01/25	7/21 at 100.00	A2	569,839
500	5.000%, 7/01/27	7/21 at 100.00	A2	572,945

90	Connecticut Health and Educational Facilities Authority, Revenue Bonds, St. Francis Hospital and Medical Center, Series 2002D, 5.000%, 7/01/22 – RAAI Insured	7/13 at 100.00	N/R	90,430

4,020	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2010-I, 5.000%, 7/01/30	7/20 at 10.00	A	4,537,052

5,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2012-J, 5.000%, 7/01/42	7/22 at 100.00	A	5,599,700

3,840	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011M, 5.375%, 7/01/41	7/21 at 100.00	A	4,483,008

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011N, 5.000%, 7/01/29	7/21 at 100.00	A	2,267,560

Nuveen Investments	49

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, William W. Backus Hospital, Series 2005F:
$2,000	5.000%, 7/01/28 – AGM Insured	7/18 at 100.00	AA–	$2,229,860
20	5.125%, 7/01/35 – AGM Insured	7/18 at 100.00	AA–	22,187

11,460	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured	7/16 at 100.00	Aa3	12,618,718

1,305	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Hospital, Series 2010M, 5.500%, 7/01/40	7/20 at 100.00	Aa3	1,538,908

2,540	Connecticut Health and Eductaional Facilities Authority, Revenue Bonds, Ascension Health Series 2010A, 5.000%, 11/15/40	11/19 at 100.00	AA+	2,960,167

590	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare System, Series 2010J, 5.000%, 7/01/39	7/19 at 100.00	AA	658,723

3,900	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.500%, 8/15/40	2/21 at 100.00	Aa2	4,631,055

1,670	Orange County Health Facilities Authority, Florida, Orlando Regional Healthcare System Revenue Bonds, Series 2009, 5.125%, 10/01/26	10/19 at 100.00	A	1,898,523
58,885	Total Health Care			65,447,237
	Housing/Multifamily – 0.8%

2,875	Connecticut Housing Finance Authority, Multifamily Housing Mortgage Finance Program Bonds, Series 2006G-2, 4.800%, 11/15/27 (Alternative Minimum Tax)	11/15 at 100.00	AAA	2,992,674
	Housing/Single Family – 3.1%

5,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2004-A5, 5.050%, 11/15/34	5/13 at 100.00	AAA	5,047,900

	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006-A1:
1,610	4.700%, 11/15/26 (Alternative Minimum Tax)	11/15 at 100.00	AAA	1,672,967
1,735	4.800%, 11/15/31 (Alternative Minimum Tax)	11/15 at 100.00	AAA	1,792,567

3,410	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D, 4.650%, 11/15/27	5/16 at 100.00	AAA	3,614,225
11,755	Total Housing/Single Family			12,127,659
	Long-Term Care – 1.9%

	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Connecticut Baptist Homes Inc., Series 1999:
560	5.500%, 9/01/15 – RAAI Insured	3/13 at 100.00	BBB–	561,378
500	5.625%, 9/01/22 – RAAI Insured	3/13 at 100.00	BBB–	500,890

1,325	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Elim Park Baptist Home Inc., Series 1998A, 5.375%, 12/01/18	6/13 at 100.00	BBB	1,344,345

3,200	Connecticut Housing Finance Authority, State Supported Special Obligation Bonds, Refunding Series 2010-16, 5.000%, 6/15/30	6/20 at 100.00	AA	3,684,992

	Hamden, Connecticut, Facility Revenue Bonds, Whitney Center Project, Series 2009A:
830	7.625%, 1/01/30	1/20 at 100.00	N/R	938,531
350	7.750%, 1/01/43	1/20 at 100.00	N/R	390,247

85	Hamden, Connecticut, Facility Revenue Bonds, Whitney Center Project, Series 2009B, 6.125%, 1/01/14	5/13 at 100.00	N/R	85,150
6,850	Total Long-Term Care			7,505,533
	Tax Obligation/General – 18.9%

5,000	Connecticut State, General Obligation Bonds, Refunding Series 2012C, 5.000%, 6/01/22	No Opt. Call	AA	6,475,748

50	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

	Connecticut State, General Obligation Bonds, Refunding Series 2012E:
$1,000	5.000%, 9/15/30	9/22 at 100.00	AA	$1,242,920
2,710	5.000%, 9/15/32	9/22 at 100.00	AA	3,333,463

	Connecticut State, General Obligation Bonds, Series 2001C:
5,000	5.500%, 12/15/13 (UB)	No Opt. Call	AA	5,277,000
10,000	5.500%, 12/15/14 (UB)	No Opt. Call	AA	11,057,200

5,000	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	5,735,500

2,200	Connecticut State, General Obligation Bonds, Series 2006C, 5.000%, 6/01/23 – AGM Insured	6/16 at 100.00	AA	2,525,358

1,000	Connecticut State, General Obligation Bonds, Series 2006E, 5.000%, 12/15/20	12/16 at 10.00	AA	1,170,620

	Connecticut State, General Obligation Bonds, Series 2008C:
1,000	5.000%, 11/01/26	11/18 at 100.00	AA	1,199,720
1,000	5.000%, 11/01/27	11/18 at 100.00	AA	1,195,960
1,015	5.000%, 11/01/28	11/18 at 100.00	AA	1,210,103

1,000	Connecticut State, General Obligation Bonds, Series 2011D, 5.000%, 11/01/31	11/21 at 100.00	AA	1,224,270

	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
1,195	5.000%, 8/01/20 – AGM Insured	8/15 at 100.00	AA–	1,331,529
595	5.000%, 8/01/21 – AGM Insured	8/15 at 100.00	AA–	661,973
1,210	4.375%, 8/01/24 – AGM Insured	8/15 at 100.00	AA–	1,315,815

2,000	New Haven, Connecticut, General Obligation Bonds, Refunding Series 2012A, 5.000%, 11/01/18	No Opt. Call	A1	2,371,500

485	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa1	652,563

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A:
700	5.500%, 7/01/14 – AGM Insured	No Opt. Call	AA–	744,625
2,125	5.500%, 7/01/16 – AGM Insured	No Opt. Call	AA–	2,393,685
2,500	5.500%, 7/01/17 – AGM Insured	No Opt. Call	AA–	2,878,000
2,870	5.500%, 7/01/18 – AGM Insured	No Opt. Call	AA–	3,350,438
1,875	5.500%, 7/01/19 – AGM Insured	No Opt. Call	AA–	2,201,531

1,700	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/29 – FGIC Insured	No Opt. Call	Baa1	1,877,140

1,000	Quincy, Massachusetts, General Obligation Bonds, Series 2011, 5.125%, 12/01/33	12/20 at 100.00	Aa2	1,191,640

3,000	Waterbuury, Connecticut, General Obligation Bonds, Series 2012A, 5.000%, 8/01/30	8/22 at 100.00	A1	3,604,860

2,000	West Haven, Connecticut, General Obligation Bonds, Series 2012, 5.000%, 8/01/24 – AGM Insured	8/22 at 100.00	AA–	2,302,320

	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General Obligation Bonds, Series 2011:
1,280	7.000%, 12/01/24 – AGM Insured	12/20 at 100.00	AA–	1,602,726
1,415	7.000%, 12/01/25 – AGM Insured	12/20 at 100.00	AA–	1,763,331
1,725	7.000%, 12/01/27 – AGM Insured	12/20 at 100.00	AA–	2,140,104
63,600	Total Tax Obligation/General			74,031,642
	Tax Obligation/Limited – 12.8%

2,600	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue Bonds, Series 2006F, 5.000%, 7/01/36 – AGC Insured	7/16 at 100.00	AA–	2,794,272

1,315	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue Bonds, Series 2008G, 6.000%, 7/01/28 – AGC Insured	7/18 at 100.00	AA–	1,554,659

Nuveen Investments	51

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	Connecticut, Certificates of Participation, Juvenile Training School, Series 2001:
$1,275	5.000%, 12/15/20	12/13 at 100.00	AA–	$1,303,611
1,000	5.000%, 12/15/30	12/13 at 100.00	AA–	1,022,540

5,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Revenue Bonds, Series 2007A, 5.000%, 8/01/26 – AMBAC Insured	8/17 at 100.00	AA	5,782,550

5,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purposes Bonds, Series 2008A, 5.000%, 11/01/28	11/18 at 100.00	AA	5,865,400

800	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/37	1/22 at 100.00	A	908,344

2,200	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB+	2,520,496

	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
200	5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	Baa1	220,750
4,100	5.250%, 7/01/33 – NPFG Insured	No Opt. Call	Baa1	4,501,062

4,650	Puerto Rico Municipal Finance Agency, Series 2005C, 5.000%, 8/01/16 – AGM Insured	8/15 at 100.00	AA–	5,025,255

3,250	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	3,691,123

	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A:
13,230	0.000%, 8/01/33	No Opt. Call	A+	4,508,255
5,000	5.500%, 8/01/37	2/20 at 100.00	A+	5,477,850

1,050	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	AA–	1,125,758

305	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A3	349,881

1,720	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011A, 7.000%, 4/01/41	4/21 at 100.00	N/R	1,864,188

1,370	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/29	10/20 at 100.00	BBB+	1,523,098
54,065	Total Tax Obligation/Limited			50,039,092
	Transportation – 0.4%

1,360	New Haven, Connecticut, Revenue Refunding Bonds, Air Rights Parking Facility, Series 2002, 5.375%, 12/01/14 – AMBAC Insured	No Opt. Call	N/R	1,430,462

250	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax) (4)	6/13 at 100.00	N/R	193,135
1,610	Total Transportation			1,623,597
	U.S. Guaranteed – 5.4% (5)

1,440	Bridgeport, Connecticut, General Obligation Bonds, Series 2003A, 5.250%, 9/15/22 (Pre-refunded 9/15/13) – AGM Insured	9/13 at 100.00	AA– (5)	1,497,341

1,540	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Brunswick School, Series 2003B, 5.000%, 7/01/33 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	BBB (5)	1,582,766

775	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lutheran General Healthcare System – Parkside Lodges Projects, Series 1989, 7.375%, 7/01/19 (ETM)	1/13 at 100.00	Aaa	946,074

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School, Series 2007A:
395	5.000%, 7/01/30 (Pre-refunded 7/01/17) – AMBAC Insured	7/17 at 100.00	N/R (5)	470,639
965	5.000%, 7/01/37 (Pre-refunded 7/01/17) – AMBAC Insured	7/17 at 100.00	N/R (5)	1,149,788

2,330	Connecticut State, General Obligation Bonds, Series 2004C, 5.000%, 4/01/23 (Pre-refunded 4/01/14) – FGIC Insured	4/14 at 100.00	AA (5)	2,475,905

52	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (5) (continued)

$1,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B, 5.000%, 1/01/23 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	AA (5)	$1,050,640

1,550	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16 (Pre-refunded 10/01/13)	10/13 at 100.00	AAA	1,611,923

1,395	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured (ETM)	No Opt. Call	BBB (5)	1,813,765

3,955	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth Series 2003A, 5.000%, 8/01/33 (Pre-refunded 8/01/13) – NPFG Insured	8/13 at 100.00	Aa3 (5)	4,081,165

1,435	University of Connecticut, General Obligation Bonds, Series 2004A, 5.000%, 1/15/16 (Pre-refunded 1/15/14) – NPFG Insured	1/14 at 100.00	AA (5)	1,511,084

3,120	University of Connecticut, Special Obligation Student Fee Revenue Bonds, Refunding Series 2002A, 5.250%, 11/15/20 (Pre-refunded 1/16/13) – FGIC Insured	1/13 at 101.00	Aa2 (5)	3,171,199
19,900	Total U.S. Guaranteed			21,362,289
	Utilities – 8.1%

	Connecticut Municipal Electric Energy Cooperative, Transmission Services Revenue Bonds, Series 2012A:
955	5.000%, 1/01/24	1/22 at 100.00	Aa3	1,191,487
880	5.000%, 1/01/25	1/22 at 100.00	Aa3	1,088,850

5,250	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1992A, 6.450%, 11/15/22 (Alternative Minimum Tax)	5/13 at 100.00	Ba1	5,259,870

1,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1998A-II, 5.500%, 11/15/15 (Alternative Minimum Tax)	12/13 at 100.00	Ba1	1,011,020

3,170	Connecticut Transmission Municipal Electric Energy Cooperative, Transmission System Revenue Bonds, Series 2012A, 5.000%, 1/01/42	1/22 at 100.00	Aa3	3,710,739

	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
265	5.500%, 1/01/14 (Alternative Minimum Tax)	1/13 at 100.00	BBB	266,010
6,685	5.500%, 1/01/20 (Alternative Minimum Tax)	1/13 at 100.00	BBB	6,711,671

	Guam Power Authority, Revenue Bonds, Series 2012A:
440	5.000%, 10/01/25 – AGM Insured	10/22 at 100.00	AA–	517,453
555	5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA–	640,481

	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 2002:
5,000	5.000%, 7/01/19 – NPFG Insured	No Opt. Call	BBB+	5,626,850
5,000	5.000%, 7/01/20 – NPFG Insured	No Opt. Call	BBB+	5,648,500
29,200	Total Utilities			31,672,931
	Water and Sewer – 8.8%

160	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company Project, Refunding Series 2005B, 4.400%, 8/01/29 – SYNCORA GTY Insured	8/14 at 100.00	N/R	163,366

5,625	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company Project, Series 2007, 5.100%, 9/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)	9/17 at 100.00	N/R	6,047,494

	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Series 2005A:
3,840	5.000%, 11/15/30 – NPFG Insured	11/15 at 100.00	A1	4,225,690
4,670	5.000%, 8/15/35 – NPFG Insured	11/15 at 100.00	A1	5,146,200

2,350	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	Ba2	2,505,782

Nuveen Investments	53

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)

$1,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43	12/20 at 100.00	AA+	$1,233,080

1,140	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	Baa2	1,208,856

3,000	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth Series 2003A, 5.000%, 8/01/20 – NPFG Insured	8/13 at 100.00	Aa3	3,091,050

2,760	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth Series, 2007A, 5.000%, 8/01/30 – NPFG Insured	8/16 at 100.00	Aa3	3,063,572

4,130	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth-Sixth Series, 2011, 5.000%, 8/01/41	8/21 at 100.00	Aa3	4,857,954

2,000	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth-Seventh Series, 2012, 5.000%, 8/01/30 – FGIC Insured	8/22 at 100.00	Aa3	2,462,780

550	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2003A, 5.000%, 11/15/32	11/13 at 100.00	AA+	572,385
31,225	Total Water and Sewer			34,578,209
$357,530	Total Investments (cost $356,623,828) – 99.2%			388,609,018
	Floating Rate Obligations – (2.6)%			(10,000,000)
	Other Assets Less Liabilities – 3.4%			13,304,399
	Net Assets – 100%			$391,913,417

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$388,609,018	$—	$388,609,018
*	Refer to the Fund’s Portfolio of Investments for industry classifications.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for

54	Nuveen Investments

investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2012, the cost of investments was $346,175,288.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2012, were as follows:

Gross unrealized:
Appreciation	$32,491,730
Depreciation	(58,000)
Net unrealized appreciation (depreciation) of investments	$32,433,730

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

N/R	Not rated.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen Investments	55

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Municipal Bond Fund

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.5%

$1,425	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)	3/13 at 102.00	Caa3	$1,140,271
	Consumer Staples – 0.8%

725	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/13 at 100.00	BBB+	725,819

1,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	BBB	1,191,150
1,725	Total Consumer Staples			1,916,969
	Education and Civic Organizations – 26.3%

1,270	Massachusetts Development Finance Agency, Revenue Bonds, Bentley University, Series 2010, 5.000%, 7/01/28	7/20 at 100.00	A3	1,438,859

1,500	Massachusetts Development Finance Agency, Revenue Bonds, Boston College, Series 2010R-1, 5.000%, 7/01/40	7/20 at 100.00	AA–	1,744,695

965	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2005T-1, 5.000%, 10/01/39 – AMBAC Insured	10/15 at 100.00	A	1,048,723

1,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2008U-4, 5.600%, 10/01/35	10/19 at 100.00	A2	1,166,500

750	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2009V-1, 5.000%, 10/01/29	10/19 at 100.00	A	865,853

3,000	Massachusetts Development Finance Agency, Revenue Bonds, Brandeis University, Series 2008N, 5.000%, 10/01/39	10/18 at 100.00	A1	3,393,510

6,000	Massachusetts Development Finance Agency, Revenue Bonds, Draper Laboratory, Series 2008, 5.875%, 9/01/30	9/18 at 100.00	Aa3	7,237,376

1,000	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	BBB+	1,083,270

3,000	Massachusetts Development Finance Agency, Revenue Bonds, Harvard University, Series 2010B-1, 5.000%, 10/15/40	10/20 at 100.00	AAA	3,619,920

1,350	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2012A, 5.250%, 7/01/42	7/22 at 100.00	BBB–	1,508,301

1,000	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art Institute, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	AA	1,163,120

3,500	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A, 5.250%, 4/01/37	4/21 at 100.00	AA–	4,067,070

1,000	Massachusetts Development Finance Agency, Revenue Bonds, The Sabis International Charter School, Series 2009A, 8.000%, 4/15/39	10/19 at 100.00	BBB	1,251,270

	Massachusetts Development Finance Agency, Revenue Bonds, Williston Northampton School, Series 2005B:
100	5.000%, 10/01/25 – SYNCORA GTY Insured	10/15 at 100.00	Baa2	105,097
3,090	5.000%, 10/01/37 – SYNCORA GTY Insured	10/15 at 100.00	Baa2	3,184,863

895	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2007, 5.000%, 9/01/37 – NPFG Insured	9/17 at 100.00	A+	995,240

2,400	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2012, 5.000%, 9/01/50	9/22 at 100.00	A+	2,751,768

3,000	Massachusetts Development Finance Authority, Revenue Bonds, Curry College, Series 1999A, 5.500%, 3/01/29 – ACA Insured	3/13 at 100.00	BBB	3,004,590

	Massachusetts Development Finance Authority, Revenue Bonds, Hampshire College, Series 2004:
1,000	5.625%, 10/01/24	10/14 at 100.00	BBB	1,041,770
1,000	5.700%, 10/01/34	10/14 at 100.00	BBB	1,035,440

3,075	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy and Allied Health Sciences, Series 2005D, 5.000%, 7/01/27 – AGC Insured	7/15 at 100.00	AA–	3,344,093

56	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$2,100	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A, 5.750%, 1/01/42 – AMBAC Insured	No Opt. Call	A	$2,970,030

1,840	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2008H, 6.350%, 1/01/30 – AGC Insured (Alternative Minimum Tax)	1/18 at 100.00	AA	2,088,290

1,840	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2009I, 6.000%, 1/01/28	1/20 at 100.00	AA	2,186,730

1,500	Massachusetts Educational Financing Authority, Educational Loan Revenue, Series 2011J, 5.625%, 7/01/33 (Alternative Minimum Tax)	7/21 at 100.00	AA	1,647,585

800	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Tender Option Bond Trust 2010-20W, 13.795%, 12/15/34 (IF) (4)	12/19 at 100.00	AAA	1,329,328

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lesley University, Series 2009A, 5.000%, 7/01/29 – AGC Insured	7/19 at 100.00	AA–	1,154,930

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Tufts University, Series 2008O, 5.375%, 8/15/38	8/18 at 100.00	Aa2	3,676,890

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, University of Massachusetts, Series 2005D, 5.250%, 10/01/24 – FGIC Insured	10/14 at 100.00	AA	1,080,020

500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Wellesley College, Series 2003H, 5.000%, 7/01/26	7/13 at 100.00	AA+	511,775

610	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College, Series 2007L, 5.000%, 7/01/31	7/16 at 100.00	AA+	686,085

1,500	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB	1,708,755

425	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financial Authority, Higher Education Revenue and Revenue Refunding Bonds, University of the Sacred Heart Project, Series 2012, 4.375%, 10/01/31 (WI/DD, Settling 12/18/12)	10/22 at 100.00	BBB	425,213
56,010	Total Education and Civic Organizations			64,516,959
	Health Care – 15.2%

	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Health Systems, Series 2012G:
3,005	5.000%, 10/01/28	10/21 at 100.00	A3	3,464,555
500	5.000%, 10/01/30	10/21 at 100.00	A3	572,295

1,500	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A, 6.500%, 1/15/38 (5)	1/18 at 100.00	N/R	7,680

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Baystate Medical Center, Series 2009I, 5.750%, 7/01/36	7/19 at 100.00	A+	2,292,320

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston Medical Center, Series 2008B, 5.250%, 7/01/38	7/18 at 100.00	BBB+	3,208,410

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Health Care Inc., Series 2001C, 5.250%, 11/15/31 – RAAI Insured	5/13 at 100.50	BBB+	3,018,060

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2004D, 5.125%, 11/15/35 – AGC Insured	11/19 at 100.00	AA–	1,118,890

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Auction Rate Series 2004D, 5.250%, 7/01/24 – NPFG Insured	7/18 at 100.00	A–	1,175,460

350	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc., Series B1 Capital Asset Program Converted June 13, 2008, 5.375%, 2/01/28 – NPFG Insured	8/18 at 100.00	A–	405,255

Nuveen Investments	57

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc., Series B2, Capital Asset Program, Converted June 9, 2009:
$500	5.000%, 2/01/25 – NPFG Insured	8/18 at 100.00	A–	$573,420
100	5.375%, 2/01/27 – NPFG Insured	8/18 at 100.00	A–	115,839

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2002, 5.125%, 8/01/22 – AGM Insured	2/13 at 100.00	AA–	2,004,840

1,700	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital, Series 2005E, 5.000%, 8/15/35 – RAAI Insured	8/15 at 100.00	N/R	1,708,415

1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard Pilgrim Healthcare, Series 1998A, 4.750%, 7/01/22 – AGM Insured	1/13 at 100.00	AA–	1,503,090

3,400	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical Center, Series 2005C, 5.000%, 8/15/21 – FGIC Insured	8/15 at 100.00	A+	3,732,112

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Medical Center, Series 2007D, 5.250%, 8/15/28	8/17 at 100.00	A+	2,206,760

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional Medical Center, Series 2007E:
2,040	5.000%, 7/15/32	7/17 at 100.00	BBB–	2,096,202
1,000	5.000%, 7/15/37	7/17 at 100.00	BBB–	1,023,760

115	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Millford-Whitinsville Regional Hospital, Series 1998C, 5.750%, 7/15/13	1/13 at 100.00	BBB–	115,266

1,400	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital Project, Series 2005D, 5.250%, 7/01/30	7/15 at 100.00	BB	1,422,568

1,448	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012A, 6.000%, 2/15/43	1/13 at 103.00	N/R	1,258,790

1,098	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012B, 0.000%, 2/15/43	1/13 at 103.00	N/R	109,933

1,732	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012C, 0.000%, 2/15/43	1/13 at 103.00	N/R	17

4,065	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2005D, 5.000%, 7/01/33	7/15 at 100.00	A–	4,227,152
39,453	Total Health Care			37,361,089
	Housing/Multifamily – 3.4%

1,535	Boston Housing Authority, Massachusetts, Capital Program Revenue Bonds, Series 2008, 5.000%, 4/01/20 – AGM Insured	4/18 at 100.00	AA–	1,770,960

3,170	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson Manor Project, Series 2007, 4.800%, 7/20/48	7/17 at 100.00	BB	3,335,886

500	Massachusetts Housing Finance Agency, Housing Revenue Bonds, Series 2003S, 5.050%, 12/01/23 (Alternative Minimum Tax)	6/13 at 100.00	AA–	503,945

2,575	Somerville Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Bonds, Clarendon Hill Towers, Series 2002, 5.200%, 11/20/22	5/13 at 102.00	N/R	2,657,838
7,780	Total Housing/Multifamily			8,268,629
	Housing/Single Family – 0.5%

925	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2008, Trust 3145, 15.477%, 6/01/16 (IF)	No Opt. Call	AA	1,098,438

58	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Single Family (continued)

$230	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)	6/13 at 100.00	Aaa	$231,442
1,155	Total Housing/Single Family			1,329,880
	Industrials – 0.3%

245	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	244,326

400	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2003, 5.450%, 6/01/14	No Opt. Call	BBB	427,884
645	Total Industrials			672,210
	Long-Term Care – 2.8%

1,500	Massachusetts Development Finance Agency, Human Service Provider Revenue Bonds, Seven Hills Foundation and Affiliates Issue, Series 2005, 5.000%, 9/01/35 – RAAI Insured	9/15 at 100.00	BBB–	1,509,840

240	Massachusetts Development Finance Agency, Revenue Bonds, Carleton-Willard Village, Series 2010, 5.625%, 12/01/30	12/19 at 100.00	A–	270,876

4,220	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007, 5.250%, 10/01/26	4/13 at 102.00	N/R	4,306,003

45	Massachusetts Development Finance Authority, First Mortgage Revenue Bonds, Berkshire Retirement Community – Edgecombe Project, Series 2001A, 6.750%, 7/01/21	1/13 at 101.00	BBB	45,557

75	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cable Housing and Health Services, Series 1993A, 5.625%, 7/01/13 – NPFG Insured	1/13 at 100.00	BBB	75,257

655	Massachusetts Industrial Finance Agency, First Mortgage Revenue Bonds, Berkshire Retirement Community, Series 1994B, 4.750%, 7/01/17	1/13 at 100.00	BBB	655,786
6,735	Total Long-Term Care			6,863,319
	Tax Obligation/General – 7.5%

500	Ashland, Massachusetts, General Obligation Bonds, Series 2004, 5.250%, 5/15/23 – AMBAC Insured	5/15 at 100.00	Aa2	556,220

	Fall River, Massachusetts, General Obligation Bonds, Series 2003:
895	5.250%, 2/01/17 – AGM Insured	2/13 at 101.00	AA–	911,128
630	5.000%, 2/01/21 – AGM Insured	2/13 at 101.00	AA–	641,088

1,750	Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2011, 5.000%, 2/15/32	2/20 at 100.00	AA	2,057,703

1,200	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21	No Opt. Call	AA+	1,606,620

1,000	North Reading, Massachusetts, General Obligation Bonds, Series 2012, 5.000%, 5/15/35 – AMBAC Insured	5/22 at 100.00	Aa2	1,205,200

1,350	Norwell, Massachusetts, General Obligation Bonds, Series 2005, 5.000%, 2/15/25 – AMBAC Insured	2/15 at 101.00	AAA	1,485,513

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A:
275	5.500%, 7/01/16 – AGM Insured	No Opt. Call	AA–	309,771
1,490	5.500%, 7/01/17 – AGM Insured	No Opt. Call	AA–	1,715,288
980	5.500%, 7/01/19 – AGM Insured	No Opt. Call	AA–	1,150,667

4,300	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/29 – FGIC Insured	No Opt. Call	Baa1	4,748,059

1,000	Quincy, Massachusetts, General Obligation Bonds, Series 2011, 5.125%, 12/01/33	12/20 at 100.00	Aa2	1,191,640

690	Westfield, Massachusetts, General Obligation Bonds, Series 2004, 5.000%, 8/01/19 – AMBAC Insured	8/14 at 100.50	A+	739,970

Nuveen Investments	59

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$120	Worcester, Massachusetts, General Obligation Bonds, Series 2001A, 5.500%, 8/15/18 – FGIC Insured	2/13 at 100.00	Aa3	$120,415
16,180	Total Tax Obligation/General			18,439,282
	Tax Obligation/Limited – 12.8%

800	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/37	1/22 at 100.00	A	908,344

680	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2002, 5.000%, 5/01/32 – AMBAC Insured	5/13 at 100.00	A–	691,669

395	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2004, 5.000%, 5/01/26 – AMBAC Insured	5/14 at 100.00	A–	417,088

2,500	Massachusetts College Building Authority, Project Revenue Bonds, Series 2008A, 5.000%, 5/01/33 – AGC Insured	5/18 at 100.00	Aa2	2,897,975

	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003B:
2,025	5.375%, 5/01/22 – SYNCORA GTY Insured	No Opt. Call	Aa2	2,637,178
1,125	5.375%, 5/01/23 – SYNCORA GTY Insured	No Opt. Call	Aa2	1,474,560

1,145	Massachusetts College Building Authority, Revenue Bonds, Refunding Series 2012B, 5.000%, 5/01/37	5/22 at 100.00	AA	1,369,557

1,350	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2007A, 5.000%, 8/15/22 – AMBAC Insured	8/17 at 100.00	AA+	1,603,274

2,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2011B, 5.000%, 10/15/41	10/21 at 100.00	AA+	2,396,580

1,130	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%, 1/01/20 – FGIC Insured	No Opt. Call	A1	1,375,832

1,650	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program, Series 2003A, 5.000%, 12/15/13 – AGM Insured	No Opt. Call	AAA	1,731,972

475	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 4.500%, 7/01/36 – CIFG Insured	7/16 at 100.00	BBB+	478,344

1,650	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004J, 5.000%, 7/01/18 – NPFG Insured	7/14 at 100.00	Baa1	1,709,153

3,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	3,407,190

5,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.500%, 8/01/37	2/20 at 100.00	A+	5,477,849

1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2011A-1, 5.000%, 8/01/43	8/21 at 100.00	A+	1,063,180

1,650	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	BBB+	1,856,580
27,575	Total Tax Obligation/Limited			31,496,325
	Transportation – 7.4%

1,765	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior Lien Series 2010B, 5.000%, 1/01/32	1/20 at 100.00	A+	2,038,098

2,000	Massachusetts Port Authority, Airport System Revenue Bonds, Series 2010A, 5.000%, 7/01/30	7/20 at 100.00	AA	2,469,940

1,000	Massachusetts Port Authority, Revenue Bonds, Series 2003C, 5.000%, 7/01/18 – NPFG Insured	7/13 at 100.00	AA	1,027,980

1,650	Massachusetts Port Authority, Revenue Bonds, Series 2012A, 5.000%, 7/01/42 (Alternative Minimum Tax)	7/22 at 100.00	AA	1,894,217

2,600	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series 2007, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)	7/17 at 100.00	A2	2,750,852

60	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Transportation (continued)

$500	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A, 5.125%, 7/01/41	7/21 at 100.00	A	$574,380

4,055	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/13 at 100.00	N/R	4,060,231

820	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking Revenue Bonds, Series 2011, 5.000%, 7/01/41	7/21 at 100.00	A+	931,676

2,250	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/32 – AGM Insured	7/15 at 100.00	AA–	2,489,850
16,640	Total Transportation			18,237,224
	U.S. Guaranteed – 6.8% (6)

850	Beverly, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 11/01/21 (Pre-refunded 11/01/13) – NPFG Insured	11/13 at 100.00	Aa2 (6)	887,120

	Fall River, Massachusetts, General Obligation Bonds, Series 2003:
625	5.250%, 2/01/17 (Pre-refunded 2/01/13) – AGM Insured	2/13 at 101.00	AA– (6)	636,606
370	5.000%, 2/01/21 (Pre-refunded 2/01/13) – AGM Insured	2/13 at 101.00	AA– (6)	376,716

1,115	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21 (Pre-refunded 3/01/17)	3/17 at 100.00	N/R (6)	1,269,249

75	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2006C, 5.000%, 7/01/26 (Pre-refunded 7/01/18)	7/18 at 100.00	AAA	92,892

1,375	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%, 5/01/31 (Pre-refunded 5/01/16) – AMBAC Insured	5/16 at 100.00	Aa2 (6)	1,582,240

2,500	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series 2001A, 5.625%, 1/01/16 (Pre-refunded 1/01/13) – NPFG Insured	1/13 at 100.00	BBB (6)	2,511,400

50	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy and Allied Health Sciences, Series 2003C, 6.375%, 7/01/23 (Pre-refunded 7/01/13)	7/13 at 101.00	A (6)	52,290

750	Massachusetts Development Finance Authority, Revenue Bonds, Milton Academy, Series 2003A, 5.000%, 9/01/19 (Pre-refunded 9/01/13)	9/13 at 100.00	AA– (6)	776,415

295	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 1998A, 5.000%, 7/01/25 (Pre-refunded 7/01/21) – NPFG Insured	7/21 at 100.00	BBB (6)	366,337

100	Massachusetts Port Authority, Revenue Bonds, Series 1982, 13.000%, 7/01/13 (ETM)	1/13 at 100.00	AAA	106,764

3,835	Massachusetts Port Authority, Revenue Bonds, Series 2003A, 5.000%, 7/01/24 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	AA (6)	3,941,498

3,200	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/20 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA+ (6)	3,596,832

350	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004J, 5.000%, 7/01/18 (Pre-refunded 7/01/14)	7/14 at 100.00	Baa1 (6)	376,096
15,490	Total U.S. Guaranteed			16,572,455
	Utilities – 3.0%

1,435	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA–	1,568,484

1,560	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012B, 4.875%, 11/01/42	11/17 at 100.00	BB+	1,597,253

500	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Dominion Energy Brayton Point Project, Refunding Series 2009, 5.750%, 12/01/42 (Mandatory put 5/01/19)	No Opt. Call	A–	619,940

Nuveen Investments	61

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

$485	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	BBB+	$496,296

2,900	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004PP, 5.000%, 7/01/22 – FGIC Insured	7/14 at 100.00	BBB+	3,043,260
6,880	Total Utilities			7,325,233
	Water and Sewer – 8.4%

1,700	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	AA–	1,985,804

1,000	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Lien Refunding Series 2010A, 5.000%, 11/01/30	11/19 at 100.00	AA	1,214,910

60	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2003-9, 5.000%, 8/01/22	8/13 at 100.00	AAA	61,858

380	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2004-10, 5.000%, 8/01/26	8/14 at 100.00	AAA	406,779

1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2002J, 5.250%, 8/01/19 – AGM Insured	No Opt. Call	AA+	1,269,320

	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A:
1,650	5.000%, 8/01/27 – NPFG Insured	8/17 at 100.00	AA+	1,931,820
750	5.000%, 8/01/28 – NPFG Insured	8/17 at 100.00	AA+	875,535
2,080	5.000%, 8/01/29 – NPFG Insured	8/17 at 100.00	AA+	2,428,150

2,500	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005B, 5.000%, 8/01/35 – NPFG Insured	8/17 at 100.00	AA+	2,918,450

	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A:
1,500	5.000%, 8/01/31 – AMBAC Insured	8/16 at 100.00	AA+	1,705,560
2,000	4.000%, 8/01/46	8/16 at 100.00	AA+	2,084,220

760	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	Baa2	805,904

1,500	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Refunding Series 2010B, 5.000%, 11/15/30 – AGC Insured	11/20 at 100.00	AA–	1,804,470

1,000	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Series 2003A, 5.000%, 7/01/23 – NPFG Insured	7/14 at 100.00	A+	1,061,640
17,880	Total Water and Sewer			20,554,420
$215,573	Total Investments (cost $212,705,368) – 95.7%			234,694,265
	Other Assets Less Liabilities – 4.3%			10,665,449
	Net Assets – 100%			$245,359,714

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

62	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$234,694,265	$—	$234,694,265
*	Refer to the Fund’s Portfolio of Investments for industry classifications.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2012, the cost of investments was $212,509,938.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2012, were as follows:

Gross unrealized:
Appreciation	$22,738,226
Depreciation	(553,899)
Net unrealized appreciation (depreciation) of investments	$22,184,327

Nuveen Investments	63

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Municipal Bond Fund (continued)

November 30, 2012

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

N/R	Not rated.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

64	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.1%

	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$280	5.000%, 1/01/32	1/15 at 100.00	B3	$184,509
240	5.125%, 1/01/37	1/15 at 100.00	B3	158,302
520	Total Consumer Discretionary			342,811
	Consumer Staples – 3.8%

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
4,215	4.500%, 6/01/23	6/17 at 100.00	B1	4,194,094
7,030	4.750%, 6/01/34	6/17 at 100.00	B2	6,320,743
1,715	5.000%, 6/01/41	6/17 at 100.00	B2	1,551,286
12,960	Total Consumer Staples			12,066,123
	Education and Civic Organizations – 10.7%

2,000	District of Columbia, Revenue Bonds, National Public Radio, Series 2010A, 5.000%, 4/01/43	4/15 at 100.00	AA–	2,154,560

375	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005, 5.000%, 12/01/24 – AMBAC Insured	6/15 at 100.00	N/R	399,979

2,500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2002D, 5.250%, 7/01/32 – ACA Insured	7/13 at 100.00	BBB	2,522,175

1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2004C, 5.500%, 7/01/23	7/14 at 100.00	BBB	1,035,420

1,495	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D, 5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A2	1,685,687

45	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2004L, 5.125%, 7/01/21 – NPFG Insured	7/14 at 100.00	AA–	48,128

1,400	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2005F, 5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	A1	1,542,408

1,035	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2006A, 5.000%, 7/01/36 – AMBAC Insured	7/16 at 100.00	AA–	1,148,747

	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Series 2005A:
465	5.000%, 7/01/23	7/15 at 100.00	AAA	515,518
465	5.000%, 7/01/24	7/15 at 100.00	AAA	515,518

	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2012B:
450	5.000%, 7/01/37	7/22 at 100.00	A	524,282
100	5.000%, 7/01/42	7/22 at 100.00	A	116,961

2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Richard Stockton College of New Jersey, Refunding Series 2008A, 5.375%, 7/01/38	7/18 at 100.00	A+	2,332,600

	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
350	5.000%, 7/01/32	7/21 at 100.00	BBB+	396,823
230	5.000%, 7/01/37	7/21 at 100.00	BBB+	257,287

500	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan College, Series 2007B, 4.250%, 7/01/34 – FGIC Insured	7/17 at 100.00	A+	524,045

1,840	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Kean University, Series 2009A, 5.500%, 9/01/36 – AGC Insured	9/19 at 100.00	AA–	2,161,595

	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine and Dentistry of New Jersey, Series 2009B:
500	6.000%, 12/01/16	No Opt. Call		586,800
2,500	7.500%, 12/01/32	6/19 at 100.00	A–	3,203,550

4,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A, 6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)	6/18 at 100.00	AA–	4,535,320

Nuveen Investments	65

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$630	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A, 5.000%, 12/01/25	12/19 at 100.00	AA	$711,043

510	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aa3	580,732

2,125	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A, 4.375%, 12/01/26 (Alternative Minimum Tax)	12/22 at 100.00	AA	2,285,055

1,425	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	A+	1,675,800

550	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project, Refunding Series 2012, 5.125%, 4/01/32	4/22 at 100.00	BBB–	567,468

150	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Inter-American University of Puerto Rico Project, Refunding Series 2012, 5.000%, 10/01/31	10/22 at 100.00	A–	169,715

1,500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.500%, 12/01/31	12/13 at 100.00	BBB–	1,512,060
30,140	Total Education and Civic Organizations			33,709,276
	Financials – 0.6%

750	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds, Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14	4/13 at 100.00	Baa3	753,803

1,000	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Ba2	1,122,790
1,750	Total Financials			1,876,593
	Health Care – 17.8%

2,530	Camden County Improvement Authority, New Jersey, Healthcare Revenue Bonds, Cooper Health System, Series 2005B, 5.250%, 2/15/27	2/15 at 100.00	BBB	2,681,572

350	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A, 5.750%, 2/15/34	8/14 at 100.00	BBB	363,251

2,955	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2005A, 5.000%, 2/15/25	2/15 at 100.00	BBB	3,097,313

4,225	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27	7/18 at 100.00	A1	4,678,300

	New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds, Jersey City Medical Center, Series 2001:
3,080	5.000%, 8/01/31 – AMBAC Insured	2/13 at 100.00	N/R	3,084,035
155	5.000%, 8/01/41 – AMBAC Insured	2/13 at 100.00	N/R	155,174

	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
800	6.000%, 7/01/26	7/21 at 100.00	BBB–	943,936
75	6.250%, 7/01/35	7/21 at 100.00	BBB–	88,322

	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas Health, Series 2012A:
360	5.000%, 7/01/24 (WI/DD, Settling 12/12/12)	7/22 at 100.00	BBB+	432,547
240	5.000%, 7/01/25 (WI/DD, Settling 12/12/12)	7/22 at 100.00	BBB+	287,014

1,160	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional Medical Center, Series 2007, 5.000%, 7/01/37	7/17 at 100.00	A+	1,240,458

1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured	7/17 at 100.00	Aa3	1,629,960

66	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$140	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.500%, 7/01/36	7/15 at 100.00	BBB	$144,984

2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006B, 5.000%, 7/01/26	7/16 at 100.00	A	2,105,040

1,710	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006, 5.125%, 7/01/35	7/16 at 100.00	A	1,793,123

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group Issue, Refunding Series 2012:
625	5.000%, 7/01/31	7/22 at 100.00	A3	705,388
1,500	5.000%, 7/01/42	7/22 at 100.00	A3	1,681,200

5,410	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health, Series 2007-I, 5.000%, 7/01/38 – AGC Insured	7/18 at 100.00	AA–	5,914,483

305	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center of New York Presbyterian Healthcare System, Series 2002, 6.625%, 7/01/31	7/13 at 100.00	BB+	307,757

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care Corporation, Series 2005B:
2,500	5.000%, 7/01/25 – RAAI Insured	7/15 at 100.00	N/R	2,549,675
900	5.000%, 7/01/35 – RAAI Insured	7/15 at 100.00	N/R	914,463

16,225	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2006B, 0.000%, 7/01/35	1/17 at 39.39	BBB+	5,371,124

360	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/37	7/21 at 100.00	BBB+	422,863

750	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Series 2006A, 5.000%, 7/01/29	1/17 at 100.00	BBB+	801,750

3,050	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38	7/18 at 100.00	BBB–	3,537,238

1,315	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health System, Series 2003, 5.000%, 7/01/23 – RAAI Insured	7/13 at 100.00	N/R	1,322,035

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003:
1,125	5.500%, 7/01/23	7/13 at 100.00	Ba2	1,134,371
1,785	5.500%, 7/01/33	7/13 at 100.00	Ba2	1,795,246

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Refunding Series 2006:
855	5.000%, 7/01/25	7/16 at 100.00	A2	912,105
100	5.000%, 7/01/26	7/16 at 100.00	A2	106,364
810	5.000%, 7/01/36	7/16 at 100.00	A2	849,893

	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore Community Hospital, Series 2002:
1,710	5.000%, 7/01/22 – RAAI Insured	1/13 at 100.00	N/R	1,710,872
1,000	5.125%, 7/01/32 – RAAI Insured	1/13 at 100.00	N/R	1,000,520

2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health System, Series 2009A, 5.000%, 6/01/39	6/19 at 100.00	AA	2,241,620
63,605	Total Health Care			56,003,996
	Housing/Multifamily – 3.3%

1,000	Essex County Improvement Authority, New Jersey, FNMA Enhanced Multifamily Housing Revenue Bonds, Ballantyne House Project, Series 2002, 4.750%, 11/01/22 (Alternative Minimum Tax)	5/13 at 100.00	Aa1	1,001,450

	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
2,055	5.750%, 6/01/31	6/20 at 100.00	Baa3	2,369,497
1,100	5.875%, 6/01/42	6/20 at 100.00	Baa3	1,252,405

Nuveen Investments	67

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily (continued)

$1,500	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2000A-1, 6.350%, 11/01/31 – AGM Insured (Alternative Minimum Tax)	3/13 at 100.00	AA–	$1,503,270

530	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2000E-1, 5.750%, 5/01/25 – AGM Insured	2/13 at 100.00	AA–	531,171

3,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2009A, 4.950%, 5/01/41	11/19 at 100.00	A+	3,265,200

590	Newark Housing Authority, New Jersey, GNMA Collateralized Housing Revenue Bonds, Fairview Apartments Project, Series 2000A, 6.300%, 10/20/19 (Alternative Minimum Tax)	4/13 at 100.00	Aaa	591,729
9,775	Total Housing/Multifamily			10,514,722
	Housing/Single Family – 1.4%

1,900	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	AA	1,971,364

2,125	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2008AA, 6.375%, 10/01/28	10/18 at 100.00	AA	2,304,456

50	Virgin Islands Housing Finance Corporation, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1995A, 6.450%, 3/01/16 (Alternative Minimum Tax)	3/13 at 100.00	N/R	50,160
4,075	Total Housing/Single Family			4,325,980
	Industrials – 0.5%

1,660	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue Refunding Bonds, Waste Management Inc. Project, Series 1999, 2.125%, 12/01/29 (Mandatory put 12/01/17)	No Opt. Call	BBB	1,660,000
	Long-Term Care – 2.3%

735	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	772,867

855	New Jersey Economic Development Authority, First Mortgage Fixed Rate Revenue Bonds, Cadbury Corporation, Series 1998A, 5.500%, 7/01/18 – ACA Insured	1/13 at 100.00	N/R	855,778

1,975	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at Wards Homestead, Series 2004A, 5.750%, 11/01/24	11/14 at 100.00	BBB–	2,039,365

600	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey, Series 2001, 5.875%, 6/01/18	6/13 at 100.00	A–	607,674

140	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey, Series 2002, 5.250%, 6/01/32	6/13 at 102.00	A–	143,895

	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group, Series 1998:
1,500	5.125%, 7/01/25	1/13 at 100.00	BB+	1,500,660
1,150	6.625%, 7/01/38	1/14 at 100.00	BB+	1,170,183
6,955	Total Long-Term Care			7,090,422
	Tax Obligation/General – 7.7%

695	Haddon Heights School District, Camden County, New Jersey, General Obligation Bonds, Refunding Series 2012, 3.250%, 1/01/30	1/23 at 100.00	AA–	727,602

	Jefferson Township School District, Morris County, New Jersey, General Obligation Bonds, Refunding Series 2012:
755	4.000%, 9/15/26	9/22 at 100.00	AA–	872,304
1,270	4.000%, 9/15/27	9/22 at 100.00	AA–	1,461,287

525	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010, 5.000%, 8/01/27	8/20 at 100.00	AA	640,836

68	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$620	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2006, 5.000%, 12/01/15 – AMBAC Insured	No Opt. Call	N/R	$675,540

2,500	Monroe Township Board of Education, Middlesex County, New Jersey, General Obligation Bonds, Refunding Series 2012, 4.000%, 8/01/24	8/22 at 100.00	AA–	2,927,250

2,750	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 6.750%, 12/01/38 – AGC Insured	12/19 at 100.00	Aa3	3,529,130

	Readington Township, New Jersey, General Obligation Bonds, General Improvement Series 2011:
875	5.125%, 1/15/28	1/21 at 100.00	AA	1,037,619
875	5.250%, 1/15/30	1/21 at 100.00	AA	1,042,055

	South Brunswick Township Board of Education, Middlesex County, New Jersey, General Obligation Bonds, Refunding Series 2012:
500	4.000%, 12/01/22	6/22 at 100.00	AA	600,715
450	4.000%, 12/01/23	6/22 at 100.00	AA	533,183
305	4.000%, 12/01/24	6/22 at 100.00	AA	359,488

3,685	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Refunding Bonds, Covantan Union Inc. Lessee, Series 2011B, 5.250%, 12/01/31 (Alternative Minimum Tax)	12/21 at 100.00	AA+	4,229,901

2,515	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue Bonds, Series 2011, 5.000%, 6/15/41	6/21 at 100.00	AA+	2,967,247

300	Upper Freehold Township, New Jersey, General Obligation Bonds, Series 2012, 3.000%, 12/15/14	No Opt. Call	AA	312,330

2,110	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds, Series 2005, 5.000%, 1/01/21 – AGM Insured	1/16 at 100.00	Aa3	2,368,918
20,730	Total Tax Obligation/General			24,285,405
	Tax Obligation/Limited – 24.0%

650	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005, 5.000%, 11/15/26	No Opt. Call	Aaa	897,858

	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003:
1,000	5.000%, 12/01/20 – NPFG Insured	12/13 at 100.00	AA	1,045,770
695	5.000%, 12/01/21 – NPFG Insured	12/13 at 100.00	AA	726,810

825	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series 2007, 5.250%, 12/15/22 – AMBAC Insured	No Opt. Call	Aa2	1,062,625

2,300	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005A, 5.750%, 11/01/28 – AGM Insured	No Opt. Call	AAA	3,206,085

900	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005C, 5.125%, 11/01/18 – AGM Insured	No Opt. Call	AAA	1,119,591

1,395	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	A	1,614,726

	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County Services Building Project, Series 2005:
395	5.000%, 4/01/25 – AMBAC Insured	4/15 at 100.00	AA–	429,977
920	5.000%, 4/01/35 – AMBAC Insured	4/15 at 100.00	AA–	986,700

2,255	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/27	6/16 at 100.00	A+	2,527,630

	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
1,100	5.000%, 6/15/19	No Opt. Call	BBB+	1,289,178
700	5.000%, 6/15/21	No Opt. Call	BBB+	835,744
1,600	5.000%, 6/15/25	6/22 at 100.00	BBB+	1,878,448

1,000	New Jersey Economic Development Authority, Lease Revenue Bonds, Liberty State Park Project, Series 2005C, 5.000%, 3/01/27 – AGM Insured	3/15 at 100.00	AA–	1,081,050

Nuveen Investments	69

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A:
$2,600	5.250%, 7/01/15 – NPFG Insured	7/14 at 100.00	A	$2,796,144
1,000	5.000%, 7/01/29 – NPFG Insured	7/14 at 100.00	A	1,059,510

	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management Corporation Project, Series 2007:
85	5.125%, 6/15/27	6/17 at 100.00	Baa3	91,047
145	5.125%, 6/15/37	6/17 at 100.00	Baa3	152,572

830	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2007U, 5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	A+	916,220

700	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund, Refunding Series 2005A, 5.000%, 9/01/15 – AGM Insured	No Opt. Call	AA–	779,513

	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of Human Services – Greystone Park Psychiatric Hospital, Series 2005:
1,050	5.000%, 9/15/18 – AMBAC Insured	9/15 at 100.00	A+	1,152,207
1,875	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	A+	2,018,981
4,495	5.000%, 9/15/26 – AMBAC Insured	9/15 at 100.00	A+	4,840,171
1,325	5.000%, 9/15/28 – AMBAC Insured	9/15 at 100.00	A+	1,433,677

	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformatiom Program, Series 2008A:
3,145	5.000%, 10/01/28	10/18 at 100.00	A+	3,523,123
1,950	5.250%, 10/01/38	10/18 at 100.00	A+	2,171,618

2,000	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformatiom Program, Series 2009A, 5.750%, 10/01/31	10/19 at 100.00	A+	2,391,480

	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds, Series 2006:
695	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	A1	794,628
1,000	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	A1	1,139,220

14,635	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30	No Opt. Call	A+	7,207,006

1,900	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/22	No Opt. Call	A+	2,490,140

1,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B, 5.500%, 12/15/16 – NPFG Insured	No Opt. Call	A+	1,771,875

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
4,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA–	1,789,120
4,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA–	1,701,120
5,450	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA–	2,196,841

500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A, 5.000%, 12/15/26 – AMBAC Insured	12/17 at 100.00	A+	581,365

5,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A, 0.000%, 12/15/39	No Opt. Call	A+	1,611,720

2,750	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/24	No Opt. Call	A+	3,460,050

	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Series 2012:
1,465	5.000%, 5/01/21	No Opt. Call	Aa3	1,800,793
2,000	3.500%, 5/01/35	5/22 at 100.00	Aa3	2,050,880

485	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 4.500%, 7/01/36 – CIFG Insured	7/16 at 100.00	BBB+	488,414

70	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$2,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	$2,271,460

1,495	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.500%, 8/01/42	2/20 at 100.00	A+	1,622,344

450	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	AA–	482,468
86,760	Total Tax Obligation/Limited			75,487,899
	Transportation – 13.8%

	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
1,335	5.000%, 1/01/26 – NPFG Insured	1/15 at 100.00	A1	1,433,590
500	5.000%, 1/01/27 – NPFG Insured	1/15 at 100.00	A1	535,965

1,600	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2012A, 5.000%, 1/01/42	1/23 at 100.00	A1	1,905,088

	Delaware River Joint Toll Bridge Commission, Pennsylvania, Revenue Bonds, Refunding Series 2012A:
500	5.000%, 7/01/26	7/22 at 100.00	A2	612,160
350	4.000%, 7/01/27	7/22 at 100.00	A2	388,042
500	3.000%, 7/01/28	7/22 at 100.00	A2	504,525

570	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/30	9/22 at 100.00	A+	680,381

400	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 5.125%, 9/15/23 (Alternative Minimum Tax)	3/13 at 100.00	B	410,652

800	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	B	826,056

1,295	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants, Series 2005A, 5.000%, 9/15/18 – FGIC Insured	9/15 at 100.00	A2	1,417,313

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
40	6.500%, 1/01/16	No Opt. Call	A3	46,596
320	6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	372,765

1,300	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA–	1,767,974

3,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	4,026,890

2,380	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/28	1/23 at 100.00	A+	2,901,553

900	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds, 200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42	5/20 at 100.00	Aa3	1,034,730

2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Third Series 2008, 5.000%, 7/15/38	7/18 at 100.00	AA–	2,254,640

	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
2,500	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	2,753,550
500	5.000%, 12/01/34	6/15 at 101.00	AA–	548,750

420	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.304%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AA–	661,937

6,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Thirty-Fourth Series 2004, 5.000%, 7/15/34	1/14 at 101.00	AA–	6,322,800

Nuveen Investments	71

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Transportation (continued)

	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
$1,000	7.000%, 12/01/12 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	BBB	$1,000,090
2,000	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	6/13 at 100.00	BBB	2,000,920
3,125	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	6/13 at 100.00	BBB	3,126,125

	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Refunding Bonds, Series 2012Q:
2,575	3.000%, 1/01/23	No Opt. Call	A1	2,711,449
870	3.000%, 1/01/24	1/23 at 100.00	A1	906,584

1,810	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series 2012., 5.000%, 11/01/22	No Opt. Call	A–	2,238,119
39,090	Total Transportation			43,389,244
	U.S. Guaranteed – 7.8% (4)

735	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2005, 4.000%, 12/01/17 (Pre-refunded 12/01/15) – AMBAC Insured	12/15 at 100.00	N/R (4)	768,156

	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
1,595	5.750%, 6/15/29 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	1,728,502
2,720	5.750%, 6/15/34 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	2,947,664

460	New Jersey Economic Development Authority, Revenue Bonds, Yeshiva Ktana of Passaic, Series 1993, 8.000%, 9/15/18 (ETM)	No Opt. Call	N/R (4)	563,762

420	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B, 5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured	7/16 at 100.00	A– (4)	486,032

	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2005F:
1,825	5.000%, 7/01/24 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (4)	2,036,499
525	5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (4)	585,842

	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology, Series 2004B:
125	5.000%, 7/01/18 (Pre-refunded 1/01/14) – AMBAC Insured	1/14 at 100.00	A+ (4)	131,260
265	5.000%, 7/01/19 (Pre-refunded 1/01/14) – AMBAC Insured	1/14 at 100.00	A+ (4)	278,271
815	4.250%, 7/01/24 (Pre-refunded 1/01/14) – AMBAC Insured	1/14 at 100.00	A+ (4)	849,197

290	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2004A, 5.500%, 7/01/23 (Pre-refunded 7/01/14) – RAAI Insured	7/14 at 100.00	BBB+ (4)	313,432

500	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2003I, 5.125%, 7/01/21 (Pre-refunded 7/01/13) – FGIC Insured	7/13 at 100.00	A+ (4)	514,100

1,195	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System Obligated Group, Series 2003A, 5.375%, 7/01/33 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R (4)	1,229,727

845	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital, Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)	7/14 at 100.00	N/R (4)	1,079,403

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
15	6.500%, 1/01/16 (ETM)	No Opt. Call	A3 (4)	17,791
165	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A3 (4)	195,532
25	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (4)	29,652
255	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (4)	302,445
775	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (4)	838,744
145	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	156,926
90	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (4)	97,403
5	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A3 (4)	5,411

3,200	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 (Pre-refunded 7/01/13) – FGIC Insured	7/13 at 100.00	A+ (4)	3,290,016

72	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (4) (continued)

$375	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004, 5.250%, 1/01/21 (Pre-refunded 1/01/14) – NPFG Insured	1/14 at 100.00	BBB (4)	$395,006

4,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 – AMBAC Insured (ETM)	No Opt. Call	AA+ (4)	5,031,720

640	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003, 6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	658,643
22,005	Total U.S. Guaranteed			24,531,136
	Utilities – 0.5%

275	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	314,205

1,195	New Jersey Economic Development Authority, Energy Facilities Revenue Bonds, UMM Energy Partners, LLC Project, Series 2012A, 5.125%, 6/15/43 (Alternative Minimum Tax)	6/22 at 100.00	Baa3	1,264,368
1,470	Total Utilities			1,578,573
	Water and Sewer – 4.1%

1,380	Bayonne Municipal Utilities Authority, New Jersey, Water System Revenue Refunding Bonds, Series 2003A, 5.000%, 4/01/18 – SYNCORA GTY Insured	4/13 at 100.00	N/R	1,388,998

	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water Company, Series 2012C:
1,040	5.000%, 10/01/23	No Opt. Call	A	1,304,191
2,175	4.250%, 10/01/47 (Alternative Minimum Tax)	10/22 at 100.00	A	2,230,506

960	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (Alternative Minimum Tax)	11/20 at 100.00	A	1,072,042

1,770	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Tender Option Bond Trust 4729, 7.348%, 9/01/21 (IF) (5)	No Opt. Call	AAA	2,548,039

	North Hudson Sewerage Authority, New Jersey Gross Revenue Senior Lien Lease Certificates, Series 2012A:
1,500	5.000%, 6/01/27 – NPFG Insured	6/22 at 100.00	A	1,800,974
1,500	5.000%, 6/01/42 – NPFG Insured	6/22 at 100.00	A	1,733,698

760	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	Baa2	805,902
11,085	Total Water and Sewer			12,884,350
$312,580	Total Investments (cost $277,861,220) – 98.4%			309,746,530
	Other Assets Less Liabilities – 1.6%			5,188,506
	Net Assets – 100%			$314,935,036

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	73

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund (continued)

November 30, 2012

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$309,746,530	$—	$309,746,530
*	Refer to the Fund’s Portfolio of Investments for industry classifications.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2012, the cost of investments was $277,086,231.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2012, were as follows:

Gross unrealized:
Appreciation	$32,830,292
Depreciation	(169,993)
Net unrealized appreciation (depreciation) of investments	$32,660,299

74	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

N/R	Not rated.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

Nuveen Investments	75

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.1%

$665	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	BBB–	$682,150
	Consumer Staples – 2.3%

465	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%, 6/01/25	6/13 at 100.00	A3	459,341

1,080	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/13 at 100.00	BBB+	1,081,220

205	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2001A, 5.200%, 6/01/25	12/12 at 100.00	A3	200,761

6,650	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2008C, 6.625%, 6/01/44	6/22 at 100.00	B+	6,662,369

	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
1,890	4.750%, 6/01/22	6/16 at 100.00	BBB	1,903,627
1,225	5.000%, 6/01/26	6/16 at 100.00	BB–	1,184,600
5,410	5.125%, 6/01/42	6/16 at 100.00	B+	4,569,178

1,500	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	BBB	1,786,725
18,425	Total Consumer Staples			17,847,821
	Education and Civic Organizations – 11.5%

660	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2007A, 5.000%, 7/01/31	7/17 at 100.00	BBB	698,148

	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A:
520	5.000%, 4/01/20	4/17 at 100.00	BBB–	537,139
1,000	5.000%, 4/01/27	4/17 at 100.00	BBB–	1,014,720
290	5.000%, 4/01/37	4/17 at 100.00	BBB–	290,539

1,000	Allegany County Industrial Development Agency, New York, Revenue Bonds, Alfred University, Series 1998, 5.000%, 8/01/28 – NPFG Insured	2/13 at 100.00	Baa1	1,001,540

2,190	Buffalo and Erie County Industrial Land Development Corporation, New York, Tax-Exempt Revenue Bonds, Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40	12/20 at 100.00	BBB	2,622,547

215	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB–	224,808

1,750	Dormitory Authority of the State of New York, Brooklyn Law School Revenue Bonds, Series 2009, 5.750%, 7/01/33	7/19 at 100.00	BBB+	2,046,450

	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series 2007A:
2,655	5.000%, 7/01/32 – RAAI Insured	7/17 at 100.00	N/R	2,785,573
2,820	5.000%, 7/01/41 – RAAI Insured	7/17 at 100.00	N/R	2,927,414

1,000	Dormitory Authority of the State of New York, General Revenue Bonds, New York University, Series 2001-1, 5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	AA–	1,422,120

1,880	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2007A, 5.250%, 7/01/32 – NPFG Insured	7/17 at 100.00	A–	2,154,442

	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007:
1,670	5.250%, 7/01/29 – FGIC Insured	No Opt. Call	BBB	2,041,241
735	5.250%, 7/01/34 – FGIC Insured	No Opt. Call	BBB	892,827

1,850	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College, Series 1998, 5.000%, 7/01/21 – NPFG Insured	1/13 at 100.00	BBB	1,856,105

	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2003B:
1,250	5.250%, 7/01/31 (Mandatory put 7/01/13) – FGIC Insured	No Opt. Call	Aa2	1,285,863
2,000	5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured	No Opt. Call	Aa2	2,055,940

76	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$2,120	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured	7/15 at 100.00	Aa2	$2,312,305

435	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A, 5.000%, 7/01/37 – FGIC Insured	7/17 at 100.00	BBB	483,529

12,175	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series 2011A, 5.000%, 10/01/41	4/21 at 100.00	AAA	14,670,630

750	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart, Series 2011, 5.625%, 11/01/32 – AGM Insured	5/21 at 100.00	AA–	917,685

350	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.250%, 7/01/30	7/20 at 100.00	A–	406,287

585	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007, 5.000%, 7/01/32 – AMBAC Insured	7/17 at 100.00	AA–	659,201

1,500	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009B, 5.000%, 7/01/39	7/19 at 100.00	AA–	1,799,310

1,200	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2008C, 5.000%, 7/01/37	7/20 at 100.00	Aa1	1,433,100

1,845	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard College Project, Series 2007-A2, 4.500%, 8/01/36	8/17 at 100.00	Baa1	1,913,689

615	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University, Civic Facility Project, Series 2005, 5.000%, 10/01/35	10/15 at 100.00	A	671,931

250	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University Project, Series 2009B, 5.250%, 2/01/39	2/19 at 100.00	A	283,338

1,175	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project, Series 2009, 5.750%, 7/01/39	7/19 at 100.00	BBB+	1,364,105

940	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate University, Tender Option Bond Trust 3127, 12.967%, 1/01/14 – AMBAC Insured (IF)	No Opt. Call	AA+	1,093,728

1,315	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, American Council of Learned Societies, Series 2002, 5.250%, 7/01/27	1/13 at 100.00	A1	1,317,617

2,500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Polytechnic University, Series 2007, 5.250%, 11/01/37 – ACA Insured	11/17 at 100.00	BBB–	2,712,425

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of Greater New York, Series 2006:
5,520	5.000%, 8/01/26	8/16 at 100.00	A–	5,924,340
2,000	5.000%, 8/01/36	8/16 at 100.00	A–	2,118,280

	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
1,060	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	BB+	1,095,923
2,845	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	2,894,531
2,000	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BB+	2,063,220

	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
720	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB	766,894
1,350	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	BBB	1,425,182
3,550	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	3,650,110
1,150	4.750%, 3/01/46 – NPFG Insured	9/16 at 100.00	BBB	1,192,044

2,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Carnegie Hall, Series 2009A, 5.000%, 12/01/39	12/19 at 100.00	A+	2,265,120

600	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of American Art, Series 2011, 5.000%, 7/01/31	1/21 at 100.00	A	694,674

Nuveen Investments	77

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project, Series 2012:
$1,000	5.000%, 7/01/32	7/22 at 100.00	Baa2	$1,140,910
700	5.000%, 7/01/42	7/22 at 100.00	Baa2	781,543

430	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic College, Series 2007, 5.000%, 10/01/27	10/17 at 100.00	BBB	462,409

1,600	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A–	1,819,920

895	Utica Industrial Development Agency, New York, Revenue Bonds, Utica College, Series 1998A, 5.750%, 8/01/28	2/13 at 100.00	N/R	895,850

	Yonkers Economic Development Corporation, New York, Revenue Bonds, Charter School Educational Excellence Project, Series 2010A:
1,340	6.000%, 10/15/30	10/20 at 100.00	BB	1,422,678
1,200	6.250%, 10/15/40	10/20 at 100.00	BB	1,278,096

1,000	Yonkers Industrial Development Agency, New York, Civic Facility Revenue Bonds, Sarah Lawrence College Project, Series 2001A Remarketed, 6.000%, 6/01/41	6/19 at 100.00	BBB+	1,152,750
82,200	Total Education and Civic Organizations			90,940,770
	Financials – 0.6%

500	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	624,540

3,475	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	A	4,515,450
3,975	Total Financials			5,139,990
	Health Care – 9.7%

1,000	Albany Capital Resource Corporation, New York, St. Peter’s Hospital Project, Series 2011, 6.125%, 11/15/30	11/20 at 100.00	A3	1,226,510

3,575	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series 2008A, 5.250%, 11/15/32	11/17 at 100.00	A3	3,957,740

	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St. Barnabas Hospital, Series 2002A:
1,910	5.125%, 2/01/22 – AMBAC Insured	2/13 at 100.00	N/R	1,916,341
245	5.000%, 2/01/31 – AMBAC Insured	2/13 at 100.00	N/R	245,804

1,405	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – AGM Insured	8/17 at 100.00	AA–	1,621,131

1,910	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured	2/15 at 100.00	BBB	2,047,253

3,410	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, New York Hospital Medical Center of Queens, Series 1999, 4.750%, 2/15/37	2/17 at 100.00	N/R	3,648,052

	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center, Series 2005:
3,000	5.000%, 2/01/22 – FGIC Insured	2/15 at 100.00	BBB	3,244,770
1,775	5.000%, 2/01/28 – FGIC Insured	2/15 at 100.00	BBB	1,930,384

8,400	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005, 4.900%, 8/15/31	8/15 at 100.00	N/R	9,115,092

550	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds, Series 2010, 5.200%, 7/01/32	7/20 at 100.00	A2	619,883

3,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997, 5.500%, 7/01/27 – RAAI Insured	1/13 at 100.00	A3	3,004,800

78	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$3,310	Dormitory Authority of the State of New York, North Shore Long Island Jewish Obligated Group Revenue Bonds, Series 2011A, 5.000%, 5/01/41	5/21 at 100.00	A–	$3,766,250

2,015	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008, 6.250%, 12/01/37	12/18 at 100.00	Ba1	2,260,528

1,250	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long Island, Series 2004, 5.100%, 7/01/34	7/14 at 100.00	A–	1,282,913

3,855	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured	8/14 at 100.00	AA–	4,182,791

600	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2005A, 5.000%, 11/01/34	11/16 at 100.00	A3	641,868

500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2006B, 5.000%, 11/01/34	11/16 at 100.00	A3	536,035

1,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2009A, 5.500%, 5/01/37	5/19 at 100.00	A–	1,163,670

2,000	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2006A, 5.000%, 7/01/20	7/16 at 100.00	A–	2,255,140

5,600	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2007B, 5.625%, 7/01/37	7/17 at 100.00	A–	6,224,064

2,360	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian Hospital Project, Series 2007, 5.000%, 8/15/36 – AGM Insured	8/14 at 100.00	AA–	2,510,002

	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vassar Brothers Medical Center Facility, Series 2005:
545	5.500%, 4/01/30	10/20 at 100.00	AA–	634,326
950	5.500%, 4/01/34	10/20 at 100.00	AA–	1,107,140

	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A:
275	4.500%, 2/01/17	No Opt. Call	BBB–	286,525
710	5.250%, 2/01/27	2/17 at 100.00	BBB–	735,319
635	5.500%, 2/01/32	2/17 at 100.00	BBB–	660,197

2,720	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.750%, 8/15/35	2/21 at 100.00	Aa2	3,398,558

	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A:
2,000	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	Aa3	2,018,000
4,300	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	Aa3	4,343,473

	Saratoga County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Saratoga Hospital Project, Series 2007B:
1,000	5.125%, 12/01/27	12/17 at 100.00	A–	1,075,650
500	5.250%, 12/01/32	12/17 at 100.00	A–	537,105

1,965	Suffolk County Economic Development Corp / Nassau County Local Economic Assistance & Financing Corp., New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2011, 5.000%, 7/01/28	7/21 at 100.00	A–	2,301,860

2,000	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	1/13 at 100.00	B+	2,003,600
70,270	Total Health Care			76,502,774
	Housing/Multifamily – 2.8%

1,600	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse River LLC at SUNY Canton Project Series 2010A, 5.000%, 5/01/40	5/20 at 100.00	AA–	1,750,672

275	East Syracuse Housing Authority, New York, FHA–Insured Section 8 Assisted Revenue Refunding Bonds, Bennet Project, Series 2001A, 6.700%, 4/01/21	4/13 at 100.00	AA+	275,877

Nuveen Investments	79

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily (continued)

$1,000	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Morrisville State College Foundation, Series 2005A, 5.000%, 6/01/37 – CIFG Insured	6/15 at 101.00	BBB–	$1,020,580

	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, Series 2005A:
400	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AA–	427,048
400	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AA–	445,424
4,030	5.000%, 7/01/25 – FGIC Insured	7/15 at 100.00	AA–	4,399,309

5	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2002A, 5.500%, 11/01/34 (Alternative Minimum Tax)	5/13 at 100.00	AA	5,032

2,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2004A, 5.250%, 11/01/30	5/14 at 100.00	AA	2,060,340

540	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2004-H2, 5.125%, 11/01/34 (Alternative Minimum Tax)	11/14 at 100.00	AA	554,845

855	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2010D-1A, 5.000%, 11/01/42	5/20 at 100.00	AA	948,751

2,500	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B, 5.300%, 11/01/37 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	2,668,700

705	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%, 11/01/38 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	747,307

	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series 1996A:
180	6.100%, 11/01/15 – AGM Insured	5/13 at 100.00	AA–	180,857
305	6.125%, 11/01/20 – AGM Insured	5/13 at 100.00	AA–	305,808

1,760	New York State Housing Finance Agency, Multifamily Housing Revenue Bonds, Cannon Street Senior Housing Project, Series 2007A, 5.300%, 2/15/39 (Alternative Minimum Tax)	2/17 at 100.00	Aa1	1,870,000

1,000	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue Bonds, Series 2001G, 5.400%, 8/15/33 (Alternative Minimum Tax)	2/13 at 100.00	Aa1	1,001,340

3,030	Westchester County Industrial Development Agency, New York, GNMA Collateralized Mortgage Loan Revenue Bonds, Living Independently for the Elderly Inc., Series 2001A, 5.400%, 8/20/32	2/13 at 101.00	Aaa	3,066,663
20,585	Total Housing/Multifamily			21,728,553
	Housing/Single Family – 0.7%

2,375	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27 (Alternative Minimum Tax)	4/15 at 100.00	Aa1	2,440,764

760	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 145, 5.125%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	Aa1	797,635

860	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 5.200%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	Aa1	919,151

1,660	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23 (Alternative Minimum Tax)	4/13 at 101.00	Aaa	1,685,215
5,655	Total Housing/Single Family			5,842,765
	Long-Term Care – 2.1%

370	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, W.K. Nursing Home Corporation, Series 1996, 5.950%, 2/01/16	2/13 at 100.00	AAA	372,979

1,070	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of Westchester Project, Series 2006, 5.200%, 2/15/41	2/17 at 103.00	AA+	1,187,293

80	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care (continued)

	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc Projects, Series 2007B:
$290	6.000%, 7/01/26 – AMBAC Insured	7/19 at 100.00	A–	$345,645
310	6.000%, 7/01/27 – AMBAC Insured	7/19 at 100.00	A–	368,968
330	6.000%, 7/01/28 – AMBAC Insured	7/19 at 100.00	A–	392,337
350	6.000%, 7/01/29 – AMBAC Insured	7/19 at 100.00	A–	414,960
1,460	6.000%, 7/01/36 – AMBAC Insured	7/19 at 100.00	A–	1,707,120

1,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc Projects, Series 2009A, 6.000%, 7/01/38	7/19 at 100.00	Aa3	1,194,200

2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc., Series 2005A, 5.000%, 7/01/34 – AGM Insured	7/15 at 100.00	AA	2,170,780

650	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31	11/16 at 100.00	Ba3	650,891

	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
50	5.125%, 7/01/30 – ACA Insured	7/15 at 100.00	N/R	49,683
415	5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	N/R	389,859

1,085	East Rochester Housing Authority, New York, GNMA Secured Revenue Refunding Bonds, Genesee Valley Presbyterian Nursing Center, Series 2001, 5.200%, 12/20/24	12/13 at 100.00	Aaa	1,093,040

1,700	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village Project, Series 2006, 5.500%, 8/01/33	8/16 at 101.00	N/R	1,727,965

265	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19	1/13 at 100.00	N/R	265,602

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1:
1,000	5.800%, 7/01/23	7/16 at 101.00	N/R	994,950
1,175	6.100%, 7/01/28	7/16 at 101.00	N/R	1,165,142
800	6.200%, 7/01/33	7/16 at 101.00	N/R	791,240

1,225	Suffolk County Economic Development Corporation, New York, Revenue Refunding Bonds, Peconic Landing At Southold, Inc. Project, Series 2010, 6.000%, 12/01/40	12/20 at 100.00	BBB–	1,393,621

190	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Special Needs Facilities Pooled Program, Series 2001C-1, 7.250%, 7/01/16	1/13 at 100.50	N/R	191,258
15,735	Total Long-Term Care			16,867,533
	Materials – 0.1%

700	Essex County Industrial Development Agency, New York, Environmental Improvement Revenue Bonds, International Paper Company, Series 1999A, 6.450%, 11/15/23 (Alternative Minimum Tax)	5/13 at 100.00	BBB	702,730
	Tax Obligation/General – 7.5%

1,000	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – NPFG Insured	3/13 at 100.00	A2	1,014,040

3,000	Erie County, New York, General Obligation Bonds, Series 2005A, 5.000%, 12/01/18 – NPFG Insured	12/15 at 100.00	A2	3,295,920

2,000	Monroe-Woodbury Central School District, Orange County, New York, General Obligation Bonds, Series 2004A, 4.250%, 5/15/22 – FGIC Insured	5/14 at 100.00	Aa3	2,062,800

	Mount Sinai Union Free School District, Suffolk County, New York, General Obligation Refunding Bonds, Series 1992:
500	6.200%, 2/15/15 – AMBAC Insured	No Opt. Call	Aa3	561,835
1,035	6.200%, 2/15/16 – AMBAC Insured	No Opt. Call	Aa3	1,215,235

Nuveen Investments	81

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$1,505	Nassau County, North Hempstead, New York, General Obligation Refunding Bonds, Series 1992B, 6.400%, 4/01/14 – FGIC Insured	No Opt. Call	Aa1	$1,622,240

10,000	New York City, New York, General Obligation Bonds, Fiscal 2008 Series D, 5.125%, 12/01/26	12/17 at 100.00	AA	11,903,000

400	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	483,868

1,000	New York City, New York, General Obligation Bonds, Fiscal 2010 Series C, 5.000%, 8/01/23	8/19 at 100.00	AA	1,220,760

3,790	New York City, New York, General Obligation Bonds, Fiscal 2012 Series F, 5.000%, 8/01/31	2/22 at 100.00	AA	4,601,818

1,000	New York City, New York, General Obligation Bonds, Fiscal 2012 Series I, 5.000%, 8/01/30	8/22 at 100.00	AA	1,230,420

	New York City, New York, General Obligation Bonds, Fiscal 2013 Series A-1:
1,725	5.000%, 10/01/28	10/22 at 100.00	AA	2,154,387
3,000	5.000%, 10/01/32	No Opt. Call	AA	3,660,570

	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
1,000	5.000%, 11/01/19 – AGM Insured	No Opt. Call	AA	1,087,600
925	5.000%, 11/01/20 – AGM Insured	11/14 at 100.00	AA	1,006,030

3,620	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 – SYNCORA GTY Insured	9/15 at 100.00	AA	4,057,586

600	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 – FGIC Insured	3/15 at 100.00	AA	659,790

1,500	New York City, New York, General Obligation Bonds, Series 2011D-I, 5.000%, 10/01/29	10/21 at 100.00	AA	1,848,435

6,670	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012, 5.000%, 4/01/29	4/22 at 100.00	AA	8,216,106

	Rensselaer County, New York, General Obligation Bonds, Series 1991:
960	6.700%, 2/15/13 – AMBAC Insured	No Opt. Call	AA–	972,710
960	6.700%, 2/15/14 – AMBAC Insured	No Opt. Call	AA–	1,030,656
960	6.700%, 2/15/15 – AMBAC Insured	No Opt. Call	AA–	1,084,378

	Yonkers, New York, General Obligation Bonds, Series 2005B:
1,985	5.000%, 8/01/17 – NPFG Insured	8/15 at 100.00	BBB+	2,144,872
2,085	5.000%, 8/01/18 – NPFG Insured	8/15 at 100.00	BBB+	2,243,752
51,220	Total Tax Obligation/General			59,378,808
	Tax Obligation/Limited – 32.8%

1,500	Albany Parking Authority, New York, Revenue Refunding Bonds, Series 1992A, 0.000%, 11/01/17	No Opt. Call	N/R	1,209,840

	Canton Human Services Initiative Inc., New York, Facility Revenue Bonds, Series 2001:
865	5.700%, 9/01/24	3/13 at 101.00	Baa1	874,852
1,155	5.750%, 9/01/32	3/13 at 101.00	Baa1	1,170,870

1,100	Dormitory Authority of the State of New York, Consolidated Revenue Bonds, City University System, Series 1993A, 5.750%, 7/01/13 – NPFG Insured	No Opt. Call	Aa3	1,134,650

1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, Wayne-Finger Lakes Board of Cooperative Education Services, Series 2004, 5.000%, 8/15/23 – AGM Insured	8/14 at 100.00	AA–	1,072,390

	Dormitory Authority of the State of New York, Residential Insitutions for Children Revenue Bonds, Series 2008-A1:
2,000	5.000%, 6/01/33	6/18 at 100.00	Aa1	2,238,640
2,500	5.000%, 6/01/38	6/18 at 100.00	Aa1	2,771,300

2,410	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series 2004-2, 5.000%, 7/01/20 – FGIC Insured	7/14 at 100.00	AA–	2,585,496

82	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,000	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 2005D-1, 5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA–	$1,090,100

15	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2002D, 5.250%, 10/01/23 – NPFG Insured	4/13 at 100.00	A+	15,059

1,500	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2009C, 5.125%, 10/01/36 – AGC Insured	10/19 at 100.00	AA–	1,718,070

4,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, 1989 Resolution, Series 2000C, 5.750%, 5/15/16 – AGM Insured	No Opt. Call	AA–	4,688,240

1,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1993C, 5.250%, 5/15/19	5/14 at 100.00	AA–	1,144,200

4,025	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Education Series 2008A, 5.000%, 3/15/28	3/18 at 100.00	AAA	4,755,860

1,480	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2011C, 5.000%, 3/15/41	3/21 at 100.00	AAA	1,737,920

10,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012A, 5.000%, 12/15/29	12/22 at 100.00	AAA	12,608,000

3,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2009A, 5.000%, 2/15/34	2/19 at 100.00	AAA	3,621,150

35	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 – AGM Insured	3/15 at 100.00	AAA	38,580

1,460	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2008A, 5.750%, 5/01/27 – AGM Insured	5/18 at 100.00	AA–	1,759,417

14,675	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	16,028,180

5,170	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Refunding Series 2012A, 5.000%, 11/15/29	11/22 at 100.00	AA	6,398,237

1,825	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A, 5.750%, 7/01/18	No Opt. Call	AA–	2,277,363

1,680	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%, 1/01/34	1/13 at 102.00	BBB	1,706,897

	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
5,570	5.000%, 10/15/25 – NPFG Insured	10/14 at 100.00	AAA	6,027,297
3,095	5.000%, 10/15/26 – NPFG Insured	10/14 at 100.00	AAA	3,347,645
5,875	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	6,351,286
500	5.000%, 10/15/32 – AMBAC Insured	10/14 at 100.00	AAA	540,045
10,000	5.000%, 10/15/32 – AGM Insured	10/14 at 100.00	AAA	10,800,900

7,800	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA–	8,909,784

4,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2009-S1, 5.500%, 7/15/31	7/18 at 100.00	AA–	5,370,885

5,925	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2012 Series E-1, 5.000%, 2/01/42	2/22 at 100.00	AAA	7,043,699

	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E:
25	5.250%, 2/01/22 – NPFG Insured	2/13 at 100.00	AAA	25,209
20	5.000%, 2/01/23 – FGIC Insured	2/13 at 100.00	AAA	20,157

3,705	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007C-1, 5.000%, 11/01/27	11/17 at 100.00	AAA	4,427,438

Nuveen Investments	83

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Lien Series 2011C:
$10,050	5.500%, 11/01/35	11/20 at 100.00	AAA	$12,568,329
11,475	5.000%, 11/01/39	11/20 at 100.00	AAA	13,601,316

	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, SubSeries 2011D-1:
1,000	5.250%, 2/01/30	2/21 at 100.00	AAA	1,246,790
5,000	5.000%, 2/01/35	2/21 at 100.00	AAA	5,961,100

	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option Bonds Trust 3095:
440	13.539%, 11/15/30 – AMBAC Insured (IF) (4)	11/15 at 100.00	AA+	541,649
1,395	13.525%, 11/15/44 – AMBAC Insured (IF) (4)	11/15 at 100.00	AA+	1,661,292

180	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series 2003A, 5.000%, 3/15/21	3/14 at 100.00	AA–	189,385

	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds, Series 2008A:
5,050	5.000%, 12/15/26 (UB)	12/17 at 100.00	AAA	5,995,562
60	5.000%, 12/15/27 (UB)	12/17 at 100.00	AAA	71,041

2,100	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic Development and Housing, Series 2006A, 5.000%, 3/15/36	9/15 at 100.00	AAA	2,324,217

1,625	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%, 4/01/16 – AGM Insured	No Opt. Call	AAA	1,835,064

1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2004A, 5.000%, 4/01/23 – NPFG Insured	4/14 at 100.00	AA	1,061,060

	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B:
5,385	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	6,992,315
1,500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	1,682,460

2,750	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007, 5.000%, 4/01/27	10/17 at 100.00	AA	3,181,998

5,500	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.500%, 4/01/20 – AMBAC Insured (UB) (4)	No Opt. Call	AA	7,141,640

5,000	New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2011A-1, 5.000%, 4/01/31	4/21 at 100.00	AA	5,974,650

1,500	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A, 5.000%, 3/15/24 – AMBAC Insured	9/14 at 100.00	AAA	1,619,280

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
7,200	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	7,375,392
3,005	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	3,076,339
10,345	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	10,592,763

3,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21	6/13 at 100.00	AA–	3,076,200

960	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2005B, 5.000%, 3/15/30 – AGM Insured	3/15 at 100.00	AAA	1,015,632

7,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2011A, 5.000%, 3/15/29	3/21 at 100.00	AAA	8,534,260

675	Niagara Falls City School District, Niagara County, New York, Certificates of Participation, High School Facility, Series 2005, 5.000%, 6/15/28 – AGM Insured	6/15 at 100.00	AA–	716,897

4,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series 2002E, 5.500%, 7/01/18 – AGM Insured	No Opt. Call	AA–	4,669,600

84	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$5,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/44 – AMBAC Insured	No Opt. Call	BBB+	$713,500

	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C:
1,810	5.250%, 8/01/41	8/20 at 100.00	A+	1,947,542
1,055	5.125%, 8/01/42 – AGM Insured	8/20 at 100.00	AA–	1,166,028

	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2011A-1:
2,100	5.250%, 8/01/43	8/21 at 100.00	A+	2,270,604
3,890	5.000%, 8/01/43	8/21 at 100.00	A+	4,135,770

	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
10,485	0.000%, 8/01/42 – FGIC Insured	No Opt. Call	AA–	2,145,860
21,285	0.000%, 8/01/46 – NPFG Insured	No Opt. Call	AA–	3,384,102
1,850	5.250%, 8/01/57	8/17 at 100.00	AA–	1,983,478

2,385	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel Center Project, Series 2007A, 5.000%, 1/01/36 – SYNCORA GTY Insured (Alternative Minimum Tax)	1/17 at 100.00	A+	2,459,937
257,465	Total Tax Obligation/Limited			258,422,708
	Transportation – 12.7%

4,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012H, 5.000%, 11/15/29	No Opt. Call	A	5,453,145

	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A:
3,000	5.000%, 11/15/15 – FGIC Insured	No Opt. Call	A	3,378,450
2,605	5.000%, 11/15/25 – AGM Insured	11/13 at 100.00	AA–	2,707,220

1,180	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005A, 4.750%, 11/15/27 – NPFG Insured	11/15 at 100.00	AA–	1,304,112

7,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006A, 5.000%, 11/15/31	11/16 at 100.00	A	7,900,410

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
2,800	5.750%, 10/01/37	10/17 at 100.00	N/R	1,280,832
2,000	5.875%, 10/01/46	10/17 at 102.00	N/R	914,280

705	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	6/13 at 100.00	BB	705,063

3,500	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)	8/13 at 100.50	N/R	3,552,780

3,670	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)	1/16 at 100.00	A3	3,962,609

3,040	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	3,513,176

580	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%, 1/01/25 – FGIC Insured	1/18 at 100.00	A+	677,649

	New York State Thruway Authority, General Revenue Bonds, Series 2005F:
5,265	5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	A+	5,747,379
295	5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	A+	320,420

	New York State Thruway Authority, General Revenue Bonds, Series 2005G:
1,600	5.000%, 1/01/30 – AGM Insured	7/15 at 100.00	AA–	1,770,560
3,250	5.000%, 1/01/32 – AGM Insured	7/15 at 100.00	AA–	3,596,450

Nuveen Investments	85

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Transportation (continued)

$2,110	New York State Thruway Authority, General Revenue Bonds, Series 2012I, 5.000%, 1/01/42	1/22 at 100.00	A+	$2,482,858

	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1998:
1,000	5.000%, 4/01/18 – FGIC Insured (Alternative Minimum Tax)	4/13 at 100.00	BBB	1,000,550
1,500	5.000%, 4/01/28 – FGIC Insured (Alternative Minimum Tax)	4/13 at 100.00	BBB	1,495,920

4,000	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)	4/13 at 100.00	BBB	4,045,400

5,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second Series 2007, 5.000%, 11/01/28 (Alternative Minimum Tax)	5/18 at 100.00	AA–	5,647,350

	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
500	5.000%, 12/01/19 – AGM Insured	6/15 at 101.00	AA–	560,615
2,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	2,202,840
1,725	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	AA–	1,893,188

1,535	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.304%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AA–	2,419,221

3,485	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/36	12/20 at 100.00	BBB–	4,169,140

4,545	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	6/13 at 100.00	BBB	4,546,636

250	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax) (5)	6/13 at 100.00	N/R	193,135

15,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Bonds, Series 2011A, 5.000%, 1/01/28	1/22 at 100.00	AA–	18,476,248

1,560	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Series 2002E, 5.500%, 11/15/20 – NPFG Insured	No Opt. Call	A+	2,040,636

1,500	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Tender Option Bond Trust 1184, 9.265%, 5/15/16 (IF)	No Opt. Call	AA–	1,978,470
90,700	Total Transportation			99,936,742
	U.S. Guaranteed – 2.5% (6)

2,000	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2003-1, 5.000%, 7/01/21 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	AA (6)	2,056,020

1,250	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Group, Series 2003, 5.375%, 5/01/23 (Pre-refunded 5/01/13)	5/13 at 100.00	Aaa	1,277,138

1,500	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities Hospital, Series 2003B, 5.500%, 7/01/23 (Pre-refunded 7/01/13)	7/13 at 100.00	Baa1 (6)	1,545,225

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University Hospital Association, Series 2003A, 5.500%, 7/01/32 (Pre-refunded 7/01/13)	7/13 at 100.00	Baa1 (6)	1,030,150

650	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 (Pre-refunded 3/15/15) – AGM Insured	3/15 at 100.00	AA– (6)	718,406

220	Dormitory Authority of the State of New York, Suffolk County, Lease Revenue Bonds, Judicial Facilities, Series 1991A, 9.500%, 4/15/14 – FGIC Insured (ETM)	4/13 at 101.59	N/R (6)	236,555

86	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (6) (continued)

$1,100	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2004, 5.750%, 5/01/26 (Pre-refunded 5/01/14) – AGM Insured	5/14 at 100.00	AA– (6)	$1,184,975

335	Erie County Water Authority, New York, Water Revenue Bonds, Series 1990B, 6.750%, 12/01/14 – AMBAC Insured (ETM)	12/14 at 100.00	N/R (6)	355,147

6,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003C, 5.000%, 9/01/16 (Pre-refunded 9/01/13) – CIFG Insured	9/13 at 100.00	A (6)	6,214,440

	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997B:
855	5.000%, 7/01/20 – AMBAC Insured (ETM)	1/13 at 100.00	N/R (6)	892,637
1,295	5.125%, 7/01/24 – AMBAC Insured (ETM)	1/13 at 100.00	N/R (6)	1,331,726

865	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.000%, 2/01/23 (Pre-refunded 2/01/13) – FGIC Insured	2/13 at 100.00	Aaa	871,989

1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds, Fiscal Series 2003D, 5.000%, 2/01/22 (Pre-refunded 2/01/13) – NPFG Insured	2/13 at 100.00	Aaa	1,008,080

	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
600	5.000%, 11/01/19 (Pre-refunded 11/01/14) – AGM Insured	11/14 at 100.00	Aa2 (6)	653,784
125	5.000%, 11/01/20 (Pre-refunded 11/01/14) – AGM Insured	11/14 at 100.00	Aa2 (6)	136,079

240	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2005B, 5.000%, 3/15/30 (Pre-refunded 3/15/15) – AGM Insured	3/15 at 100.00	AA– (6)	265,258
19,035	Total U.S. Guaranteed			19,777,609
	Utilities – 9.0%

3,000	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds, NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42	2/20 at 100.00	Baa3	3,423,450

1,200	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA–	1,311,624

420	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	479,879

6,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A, 0.000%, 12/01/19 – AGM Insured	No Opt. Call	AA–	5,368,260

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
2,350	0.000%, 6/01/20 – AGM Insured	No Opt. Call	AA–	2,054,840
2,000	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA–	1,503,360
2,000	0.000%, 6/01/25 – AGM Insured	No Opt. Call	AA–	1,446,380

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
8,800	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	9,870,520
1,200	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A	1,341,180
2,615	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	2,922,655

1,050	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35 – CIFG Insured	6/16 at 100.00	A	1,165,941

5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C, 5.000%, 9/01/35 – BHAC Insured	9/16 at 100.00	AA+	5,611,800

2,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A, 5.700%, 4/01/30	4/19 at 100.00	A	2,478,840

	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A:
10,000	6.000%, 5/01/33	5/19 at 100.00	A	12,607,900
5,000	5.500%, 5/01/33 – BHAC Insured	5/19 at 100.00	AA+	6,136,450

Nuveen Investments	87

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

$2,400	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project, Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)	6/13 at 100.00	A–	$2,449,344

1,000	New York State Energy Research and Development Authority, Electric Facilities Revenue Bonds, Long Island Lighting Company, Series 1995A, 5.300%, 8/01/25 – NPFG Insured (Alternative Minimum Tax)	3/13 at 100.00	A–	1,001,940

4,750	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42	No Opt. Call	BB+	4,851,460

520	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%, 11/15/19 – FGIC Insured	11/15 at 100.00	Aa2	587,990

	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998:
480	5.300%, 1/01/13 (Alternative Minimum Tax)	No Opt. Call	N/R	480,173
4,000	5.500%, 1/01/23 (Alternative Minimum Tax)	1/13 at 100.00	N/R	4,000,600
65,785	Total Utilities			71,094,586
	Water and Sewer – 6.4%

8,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44	12/21 at 100.00	AA+	9,386,720

	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Series 2011HH:
10,500	5.000%, 6/15/29	6/21 at 100.00	AA+	12,901,768
4,500	5.000%, 6/15/31	6/21 at 100.00	AA+	5,489,955
2,000	5.000%, 6/15/32	6/21 at 100.00	AA+	2,393,440

2,105	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured	6/16 at 100.00	AAA	2,380,839

3,340	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2005C, 5.000%, 6/15/27 – NPFG Insured	6/15 at 100.00	AAA	3,689,999

3,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Series 2006A, 4.750%, 6/15/29	6/16 at 100.00	AAA	3,371,640

2,950	Niagara Falls Public Water Authority, New York, Water and Sewerage Revenue Bonds, Series 2005, 5.000%, 7/15/27 – SYNCORA GTY Insured	7/15 at 100.00	BBB–	3,112,604

1,520	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	Baa2	1,611,808

4,000	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%, 6/01/28 – NPFG Insured	6/15 at 100.00	AAA	4,273,800

1,455	Western Nassau County Water Authority, New York, Water System Revenue Bonds, Series 2005, 5.000%, 5/01/18 – AMBAC Insured	5/15 at 100.00	AA–	1,586,779
43,370	Total Water and Sewer			50,199,352
$745,785	Total Investments (cost $728,374,377) – 100.8%			795,064,891
	Floating Rate Obligations – (1.0)%			(7,955,000)
	Other Assets Less Liabilities – 0.2%			1,822,712
	Net Assets – 100%			$788,932,603

88	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$795,064,891	$—	$795,064,891
*	Refer to the Fund’s Portfolio of Investments for industry classifications.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2012, the cost of investments was $719,863,538.

Nuveen Investments	89

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

November 30, 2012

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2012, were as follows:

Gross unrealized:
Appreciation	$69,659,354
Depreciation	(2,414,105)
Net unrealized appreciation (depreciation) of investments	$67,245,249

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

90	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: January 29, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: January 29, 2013